First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 77.4%

Australia - 0.6%
Newcrest Mining Ltd.	10,926,567	278,363,078

Belgium - 1.4%
Groupe Bruxelles Lambert SA	6,813,598	591,015,395

Brazil - 1.9%
Ambev SA, ADR*	103,309,902	276,870,537
Cielo SA	75,872,591	78,104,459
Wheaton Precious Metals Corp.	8,689,365	472,093,200
		827,068,196
Canada - 3.9%
Agnico Eagle Mines Ltd.	3,871,032	307,411,007
Barrick Gold Corp.	17,454,483	504,609,104
Franco-Nevada Corp.	788,093	125,970,145
Imperial Oil Ltd.	10,896,401	170,427,863
Nutrien Ltd.	11,278,104	367,553,409
Power Corp. of Canada	12,261,601	217,595,473
		1,693,567,001
Denmark - 0.1%
ISS A/S*	2,870,500	44,298,730

France - 5.0%
Cie de Saint-Gobain*	5,490,200	203,110,031
Danone SA	9,853,687	659,539,474
Legrand SA	2,350,814	181,854,892
LVMH Moet Hennessy Louis Vuitton SE	264,822	115,156,045
Rexel SA*	11,789,132	139,921,148
Saint Jean Groupe SA*	93,252	2,522,398
Sanofi	4,486,722	471,092,574
Sodexo SA	3,827,240	264,133,670
Wendel SE	1,067,994	100,237,543
		2,137,567,775
Germany - 1.0%
Brenntag AG	1,553,189	95,851,935
HeidelbergCement AG	2,790,405	154,854,604
Henkel AG & Co. KGaA (Preference)	1,980,388	194,721,335
		445,427,874
Hong Kong - 2.0%
CK Asset Holdings Ltd.	29,853,500	165,766,671
Guoco Group Ltd.	12,693,580	172,909,790
Hongkong Land Holdings Ltd.	31,759,300	120,977,462
Hysan Development Co. Ltd.	23,322,348	64,431,881
Jardine Matheson Holdings Ltd.	6,979,771	285,453,740
Jardine Strategic Holdings Ltd.	2,098,800	42,280,698
		851,820,242
Ireland - 0.3%
CRH plc	3,284,015	118,600,322

Japan - 9.9%
Chofu Seisakusho Co. Ltd.(a)	3,230,000	66,302,941
FANUC Corp.	4,173,600	704,182,892
Hirose Electric Co. Ltd.(a)	1,981,115	207,785,135
Hoshizaki Corp.	2,080,300	158,582,155
Hoya Corp.	1,355,340	133,662,959
Keyence Corp.	630,200	265,747,189
Komatsu Ltd.	6,756,000	132,734,547
Mitsubishi Electric Corp.	17,189,500	224,392,999
Mitsubishi Estate Co. Ltd.	29,764,880	427,581,137
MS&AD Insurance Group Holdings, Inc.	5,705,620	143,371,027
Olympus Corp.	2,001,224	35,994,960
Secom Co. Ltd.	6,337,130	548,028,834
Shimano, Inc.	1,721,290	373,757,190
SMC Corp.	550,656	289,396,882
Sompo Holdings, Inc.	14,210,900	468,308,678
T Hasegawa Co. Ltd.(a)	3,002,800	59,978,855
USS Co. Ltd.	997,600	14,790,351
		4,254,598,731
Mexico - 1.2%
Fomento Economico Mexicano SAB de CV, ADR	1,915,972	117,851,438
Fresnillo plc	18,207,492	295,696,770
Industrias Penoles SAB de CV	6,401,020	95,516,276
		509,064,484
Norway - 0.3%
Orkla ASA	13,983,441	137,538,852

South Korea - 2.2%
Hyundai Mobis Co. Ltd.	1,067,561	184,727,408
Kia Motors Corp.	4,478,873	152,444,697
KT&G Corp.	5,242,098	355,801,910
Lotte Confectionery Co. Ltd.	161,797	14,976,790
Lotte Corp.	913,277	23,848,434
Namyang Dairy Products Co. Ltd.(a)	39,989	10,204,208
NAVER Corp.	304,531	77,366,659
Samsung Electronics Co. Ltd. (Preference)	3,025,981	126,388,594
		945,758,700
Sweden - 1.1%
Investor AB, Class A	2,404,983	141,705,110
Investor AB, Class B	3,394,798	201,429,106
Svenska Handelsbanken AB, Class A*	15,883,537	149,789,254
		492,923,470
Switzerland - 1.9%
Cie Financiere Richemont SA (Registered)	6,374,537	395,738,374
Nestle SA (Registered)	3,679,697	437,596,045
		833,334,419
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,862,904	383,634,497

Thailand - 0.3%
Bangkok Bank PCL, NVDR	47,278,400	151,256,775

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Investments	Shares	Value ($)
United Kingdom - 5.8%
Berkeley Group Holdings plc	5,086,651	295,131,837
British American Tobacco plc	18,940,473	625,950,919
Diageo plc	3,750,155	137,220,633
GlaxoSmithKline plc	14,146,132	281,795,404
Linde plc	1,989,036	485,924,802
Lloyds Banking Group plc	467,728,333	159,359,929
TechnipFMC plc	3,333,752	26,770,029
Unilever NV	8,267,552	488,532,033
		2,500,685,586
United States - 37.6%
3M Co.	1,630,367	245,321,322
Alleghany Corp.	425,309	222,147,397
Alphabet, Inc., Class A*	134,718	200,453,648
Alphabet, Inc., Class C*	218,828	324,513,171
American Express Co.	2,043,641	190,712,578
Analog Devices, Inc.	2,654,437	304,862,089
Anthem, Inc.	1,448,101	396,490,054
Bank of New York Mellon Corp. (The)	12,108,560	434,091,876
Berkshire Hathaway, Inc., Class A*	789	231,674,859
Booking Holdings, Inc.*	165,236	274,643,713
Boston Properties, Inc., REIT	693,849	61,815,007
Brown & Brown, Inc.	5,841,695	265,621,872
CH Robinson Worldwide, Inc.(a)	7,172,180	672,176,710
Charles Schwab Corp. (The)	3,988,832	132,229,781
Colgate-Palmolive Co.	7,934,177	612,518,464
Comcast Corp., Class A	22,385,736	958,109,501
Cummins, Inc.	1,445,440	279,345,734
Deere & Co.	2,733,436	481,932,101
DENTSPLY SIRONA, Inc.	5,001,177	223,052,494
Douglas Emmett, Inc., REIT	1,157,427	33,727,423
Equity Residential, REIT	3,941,263	211,369,935
Expeditors International of Washington, Inc.	1,672,498	141,342,806
Exxon Mobil Corp.	17,984,895	756,804,382
Facebook, Inc., Class A*	2,242,285	568,800,436
Flowserve Corp.(a)	8,192,216	228,317,060
General Dynamics Corp.	195,225	28,647,316
HCA Healthcare, Inc.	1,665,329	210,897,265
IPG Photonics Corp.*	1,136,199	203,390,983
J G Boswell Co.	2,485	1,428,875
Kraft Heinz Co. (The)	4,743,185	163,070,700
Microsoft Corp.	2,262,230	463,779,772
Mills Music Trust(a)	31,592	1,232,088
National Oilwell Varco, Inc.	16,637,869	191,501,872
Newmont Corp.	8,919,957	617,261,024
Oracle Corp.	20,046,750	1,111,592,287
Philip Morris International, Inc.	8,199,501	629,803,672
PPG Industries, Inc.	784,198	84,418,915
Royal Gold, Inc.	1,144,058	160,088,036
salesforce.com, Inc.*	1,172,000	228,364,200
San Juan Basin Royalty Trust(a)	3,908,035	9,066,641
Schlumberger Ltd.	22,571,607	409,448,951
Scotts Miracle-Gro Co. (The)	560,504	88,879,119
Teradata Corp.*(a)	9,794,396	205,682,316
Texas Instruments, Inc.	2,553,572	325,708,109
Travelers Cos., Inc. (The)	2,465,520	282,104,798
Truist Financial Corp.	5,556,234	208,136,526
UGI Corp.	4,958,252	165,308,122
Union Pacific Corp.	1,349,610	233,954,894
Universal Health Services, Inc., Class B	2,116,279	232,579,062
US Bancorp	6,565,740	241,881,862
Varian Medical Systems, Inc.*	957,070	136,593,030
W R Berkley Corp.	4,003,432	247,211,926
Wells Fargo & Co.	7,204,575	174,782,990
Weyerhaeuser Co., REIT	17,948,214	499,139,831
Willis Towers Watson plc	1,036,625	217,701,616
		16,225,731,211
TOTAL COMMON STOCKS (Cost $26,644,637,726)		33,422,255,338

Investments	Ounces	Value ($)
COMMODITIES - 13.2%

Gold bullion* (Cost $3,072,585,035)	2,890,980	5,707,025,394

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.6%

Indonesia - 0.1%
Republic of Indonesia
8.25%, 7/15/2021	IDR	965,460,000,000	68,541,047

Malaysia - 0.3%
Malaysia Government Bond
3.66%, 10/15/2020	MYR	54,021,000	12,788,702
3.42%, 8/15/2022	MYR	443,682,000	107,860,436
			120,649,138
Mexico - 0.3%
Mex Bonos Desarr Fix Rt
6.50%, 6/9/2022	MXN	1,940,060,000	90,125,834
8.00%, 12/7/2023	MXN	911,940,000	45,125,766
			135,251,600
Peru - 0.3%
Republic of Peru
8.20%, 8/12/2026(b)	PEN	318,059,000	119,821,461

Singapore - 0.6%
Republic of Singapore
3.25%, 9/1/2020	SGD	119,604,000	87,239,541
2.25%, 6/1/2021	SGD	214,847,000	158,891,221
			246,130,762
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $700,633,892)			690,394,008

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(c)

United States - 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $5,002,399)	5,467,000	5,631,010

SHORT-TERM INVESTMENTS - 7.7%

COMMERCIAL PAPER - 7.6%
Amazon.com, Inc.
0.10%, 8/3/2020(d)	37,810,000	37,809,779
0.12%, 8/17/2020(d)	19,398,000	19,397,322
0.10%, 9/16/2020(d)	31,085,000	31,081,226
Apple, Inc.
0.15%, 8/10/2020(b)(d)	19,398,000	19,397,671
0.12%, 9/9/2020(b)(d)	38,863,000	38,858,120
0.12%, 9/18/2020(b)(d)	48,271,000	48,262,919
BASF SE
0.25%, 8/7/2020(b)(d)	58,749,000	58,747,286
0.28%, 8/10/2020(b)(d)	63,423,000	63,420,094
0.28%, 8/12/2020(b)(d)	89,681,000	89,675,769
BNG Bank NV
0.14%, 8/11/2020(b)(d)	13,636,000	13,635,604
0.15%, 8/13/2020(b)(d)	52,590,000	52,588,329
0.15%, 8/14/2020(b)(d)	44,840,000	44,838,535
0.15%, 8/25/2020(b)(d)	39,396,000	39,393,264
0.15%, 8/27/2020(b)(d)	39,396,000	39,393,045
0.15%, 8/28/2020(b)(d)	39,396,000	39,392,936
0.14%, 9/1/2020(b)(d)	76,433,000	76,425,731
Dow Chemical Co. (The)
1.25%, 8/18/2020(d)	18,537,000	18,535,424
0.26%, 9/28/2020(d)	40,227,000	40,208,672
0.26%, 9/30/2020(d)	22,446,000	22,435,275
Engie SA
0.55%, 9/2/2020(d)	27,526,000	27,510,760
Erste Abwicklungsanstalt
0.17%, 9/8/2020(b)(d)	89,681,000	89,670,119
Export Development Corp.
0.12%, 8/18/2020(d)	30,353,000	30,351,725
Henkel of America, Inc.
0.20%, 9/3/2020(b)(d)	35,623,000	35,618,794
0.25%, 9/4/2020(b)(d)	38,445,000	38,440,253
0.22%, 9/17/2020(d)	26,273,000	26,268,026
Johnson & Johnson
0.08%, 8/24/2020(b)(d)	43,826,000	43,823,312
0.13%, 9/1/2020(b)(d)	33,208,000	33,204,960
0.10%, 9/10/2020(d)	58,293,000	58,285,365
0.10%, 9/11/2020(b)(d)	63,476,000	63,467,410
0.10%, 9/14/2020(b)(d)	44,840,000	44,833,274
0.10%, 9/15/2020(b)(d)	30,352,000	30,347,307
0.10%, 9/16/2020(b)(d)	15,246,000	15,243,592
0.10%, 9/24/2020(b)(d)	72,890,000	72,875,857
Kreditanstalt fuer Wiederaufbau
0.16%, 8/3/2020(b)(d)	70,814,000	70,813,646
0.20%, 8/6/2020(b)(d)	36,385,000	36,384,636
0.18%, 8/26/2020(b)(d)	33,208,000	33,205,578
L'Oreal USA, Inc.
0.14%, 9/16/2020(b)(d)	26,273,000	26,268,850
LVMH Moet Hennessy Louis Vuitton SE
0.12%, 8/21/2020(d)	20,883,000	20,881,563
LVMH Moet Hennessy Louis Vuitton, Inc.
0.19%, 8/20/2020(d)	59,171,000	59,166,398
MetLife Short Term Funding LLC
0.13%, 8/4/2020(b)(d)	33,208,000	33,207,594
0.16%, 8/11/2020(d)	22,213,000	22,212,220
0.09%, 8/18/2020(b)(d)	28,259,000	28,257,220
0.14%, 9/3/2020(b)(d)	63,423,000	63,417,010
0.12%, 9/14/2020(d)	33,433,000	33,428,821
0.14%, 9/21/2020(b)(d)	36,445,000	36,438,999
0.14%, 9/22/2020(d)	44,921,000	44,913,328
Mitsubishi International Corp.
0.15%, 9/1/2020(d)	32,244,000	32,238,841
Nestle Capital Corp.
0.05%, 8/6/2020(b)(d)	10,017,000	10,016,918
0.11%, 8/21/2020(b)(d)	29,586,000	29,584,654
0.06%, 8/31/2020(b)(d)	27,526,000	27,524,341
NRW Bank
0.12%, 8/3/2020(b)(d)	97,100,000	97,099,191
0.22%, 8/6/2020(b)(d)	40,000,000	39,999,333
0.16%, 8/7/2020(b)(d)	63,864,000	63,862,759
0.10%, 8/10/2020(b)(d)	53,934,000	53,932,502
0.14%, 9/2/2020(b)(d)	65,619,000	65,609,496
0.14%, 9/4/2020(d)	43,826,000	43,819,310
0.18%, 9/11/2020(b)(d)	31,554,000	31,548,405
0.16%, 9/25/2020(b)(d)	50,000,000	49,987,789

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pfizer, Inc.
0.15%, 9/21/2020(b)(d)	15,540,000	15,537,194
Philip Morris International, Inc.
0.07%, 8/6/2020(b)(d)	5,651,000	5,650,915
0.07%, 8/7/2020(d)	4,902,000	4,901,914
Praxair, Inc.
0.09%, 8/14/2020(d)	67,261,000	67,259,195
Province of Quebec Canada
0.15%, 8/17/2020(b)(d)	53,289,000	53,287,415
0.15%, 8/18/2020(d)	25,655,000	25,654,115
0.15%, 8/19/2020(d)	57,093,000	57,090,740
0.15%, 8/24/2020(b)(d)	39,637,000	39,635,018
PSP Capital, Inc.
0.15%, 8/5/2020(b)(d)	31,157,000	31,156,636
QUALCOMM, Inc.
0.20%, 8/12/2020(b)(d)	30,398,000	30,397,027
Roche Holdings, Inc.
0.10%, 8/19/2020(b)(d)	33,742,000	33,740,486
0.10%, 8/21/2020(b)(d)	38,863,000	38,861,005
0.10%, 8/24/2020(b)(d)	38,863,000	38,860,617
0.12%, 9/23/2020(d)	30,353,000	30,347,536
Siemens Capital Co. LLC
0.08%, 8/5/2020(b)(d)	62,722,000	62,721,565
0.10%, 8/11/2020(d)	31,123,000	31,122,382
Unilever Capital Corp.
0.11%, 8/3/2020(b)(d)	24,898,000	24,897,828
0.08%, 8/4/2020(b)(d)	66,416,000	66,415,358
0.13%, 8/14/2020(b)(d)	43,263,000	43,261,620
United Parcel Service, Inc.
0.10%, 8/5/2020(b)(d)	24,882,000	24,881,896
0.10%, 8/6/2020(b)(d)	34,333,000	34,332,828
0.13%, 9/17/2020(b)(d)	27,529,000	27,524,522
0.13%, 9/29/2020(d)	40,227,000	40,218,284
TOTAL COMMERCIAL PAPER (Cost $3,284,969,972)		3,285,013,253
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
0.52%, 9/10/2020(d)(e) (Cost $24,985,500)	25,000,000	24,997,757
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01%(f) (Cost $63,954)	63,954	63,954
TOTAL SHORT-TERM INVESTMENTS (Cost $3,310,019,426)		3,310,074,964

Total Investments - 99.9% (Cost $33,732,878,478)		43,135,380,714
Other Assets Less Liabilities - 0.1%		32,657,850
Net Assets - 100.0%		43,168,038,564

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at July 31, 2020 amounted to $2,579,696,493, which represents approximately 5.98% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of July 31, 2020.
(e)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(f)	Represents 7-day effective yield as of July 31, 2020.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	98,405,115	EUR	86,826,000	Goldman Sachs	8/12/2020	(3,888,598)
USD	92,318,966	GBP	72,965,000	Goldman Sachs	8/12/2020	(3,196,406)
USD	122,694,911	JPY	13,121,730,000	Goldman Sachs	8/12/2020	(1,274,995)
USD	98,603,079	EUR	86,826,000	JPMorgan Chase Bank	9/16/2020	(3,770,188)
USD	90,674,634	GBP	71,956,000	JPMorgan Chase Bank	9/16/2020	(3,538,461)
USD	100,962,851	JPY	10,840,553,000	JPMorgan Chase Bank	9/16/2020	(1,500,484)
Net unrealized depreciation						(17,169,132)

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2020	Dividend/ Interest Income
Common Stock - 3.4%
France - 0.0% (c)
Saint Jean Groupe SA*^	93,252	$6,719,259	$-	$(3,679,606)	$1,848,955	$(2,366,210)	$2,522,398	$-

Japan - 0.8%
Chofu Seisakusho Co. Ltd.	3,230,000	77,469,035	-	(2,514,776)	(346)	(8,650,972)	66,302,941	873,346
Hirose Electric Co. Ltd.	1,981,115	306,650,778	-	(53,599,481)	4,633,175	(49,899,337)	207,785,135	2,086,662
T Hasegawa Co. Ltd.	3,002,800	55,962,414	-	-	-	4,016,441	59,978,855	451,360
		440,082,227	-	(56,114,257)	4,632,829	(54,533,868)	334,066,931	3,411,368

South Korea - 0.0% (c)
Namyang Dairy Products Co. Ltd.	39,989	16,171,580	-	-	-	(5,967,372)	10,204,208	25,589

Switzerland - 0.0%
Pargesa Holding SA^	-	342,096,567	-	(272,881,781)	-	(69,214,786)	-	9,951,148

United States - 2.6%
CH Robinson Worldwide, Inc.	7,172,180	422,526,099	110,965,507	-	-	138,685,104	672,176,710	10,112,572
Flowserve Corp.	8,192,216	409,387,429	-	(5,223,440)	(5,757,800)	(170,089,129)	228,317,060	4,945,507
Mills Music Trust	31,592	897,213	-	-	-	334,875	1,232,088	73,796
San Juan Basin Royalty Trust	3,908,035	10,278,132	-	-	-	(1,211,491)	9,066,641	442,960
Teradata Corp.*	9,794,396	320,895,124	-	(21,241,535)	(18,370,993)	(75,600,280)	205,682,316	-
		1,163,983,997	110,965,507	(26,464,975)	(24,128,793)	(107,880,921)	1,116,474,815	15,574,835

Total Common Stock		1,969,053,630	110,965,507	(359,140,619)	(17,647,009)	(239,963,157)	1,463,268,352	28,962,940

Total		$1,969,053,630	$110,965,507	$(359,140,619)	$(17,647,009)	$(239,963,157)	$1,463,268,352	$28,962,940

* Non-income producing security.

^ Represents an unaffiliated issuer as of July 31, 2020.

(c) Represents less than 0.05% of net assets.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace& Defense	0.1%
Air Freight& Logistics	1.9
Auto Components	0.4
Automobiles	0.4
Banks	2.5
Beverages	1.2
Building Products	0.5
Capital Markets	1.3
Chemicals	2.4
Commercial Services& Supplies	1.4
Commodities	13.2
Construction Materials	0.7
Consumer Finance	0.4
Diversified Financial Services	3.0
Electrical Equipment	0.9
Electronic Equipment,Instruments& Components	1.6
Energy Equipment& Services	1.4
Entertainment	0.0*
Equity Real Estate Investment Trusts (REITs)	1.9
Food Products	3.2
Foreign Government Securities	1.6
Gas Utilities	0.4
Health Care Equipment& Supplies	1.2
Health Care Providers& Services	1.9
Hotels, Restaurants& Leisure	0.6
Household Durables	0.9
Household Products	1.8
Industrial Conglomerates	1.9
Insurance	4.8
Interactive Media& Services	2.8
Internet& Direct Marketing Retail	0.6
IT Services	0.2
Leisure Products	0.9
Machinery	5.2
Media	2.2
Metals& Mining	6.6
Oil, Gas& Consumable Fuels	2.2
Personal Products	1.1
Pharmaceuticals	1.8
Real Estate Management& Development	1.8
Road& Rail	0.5
Semiconductors& Semiconductor Equipment	2.4
Software	4.7
Specialty Retail	0.0*
Technology Hardware, Storage& Peripherals	0.3
Textiles, Apparel& Luxury Goods	1.2
Tobacco	3.7
Trading Companies& Distributors	0.5
Short-Term Investments	7.7
Total Investments	99.9%

* Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 73.2%

Australia - 0.6%
Newcrest Mining Ltd.	3,107,458	79,164,991

Belgium - 2.3%
Groupe Bruxelles Lambert SA	3,152,552	273,454,167
Legris Industries SE*‡(a)(b)(c)	905,366	12,349,791
		285,803,958
Brazil - 2.4%
Ambev SA, ADR*	47,398,993	127,029,301
Cielo SA	31,230,830	32,149,516
Wheaton Precious Metals Corp.	2,555,786	138,855,854
		298,034,671
Canada - 5.4%
Agnico Eagle Mines Ltd.	1,063,638	84,466,889
Barrick Gold Corp.	5,150,882	148,911,999
Franco-Nevada Corp.	230,296	36,810,910
Imperial Oil Ltd.	8,344,360	130,512,032
Nutrien Ltd.	5,338,582	173,984,387
Power Corp. of Canada	6,330,433	112,340,433
		687,026,650
Chile - 0.9%
Cia Cervecerias Unidas SA, ADR	7,655,223	114,598,688

Denmark - 0.3%
ISS A/S*	2,163,307	33,385,038

France - 8.0%
Cie de Saint-Gobain*	2,541,086	94,007,515
Danone SA	4,983,264	333,546,146
Laurent-Perrier*(b)	558,938	49,356,453
Legrand SA	851,876	65,899,649
LVMH Moet Hennessy Louis Vuitton SE	30,062	13,072,256
Rexel SA*	7,346,731	87,195,820
Saint Jean Groupe SA*	18,420	498,248
Sanofi	1,976,892	207,567,828
Sodexo SA	1,677,404	115,764,591
Wendel SE	493,657	46,332,624
		1,013,241,130
Germany - 2.0%
Brenntag AG	880,806	54,357,170
FUCHS PETROLUB SE (Preference)	1,112,385	48,575,475
HeidelbergCement AG	1,233,522	68,454,780
Henkel AG & Co. KGaA (Preference)	837,381	82,335,354
		253,722,779
Hong Kong - 4.1%
CK Asset Holdings Ltd.	13,955,500	77,490,304
Great Eagle Holdings Ltd.	22,777,700	51,564,145
Guoco Group Ltd.	7,806,340	106,336,637
Hongkong Land Holdings Ltd.	13,241,800	50,440,638
Hysan Development Co. Ltd.	17,500,405	48,347,791
Jardine Matheson Holdings Ltd.	3,892,300	159,184,534
Jardine Strategic Holdings Ltd.	1,478,500	29,784,644
		523,148,693
Ireland - 0.5%
CRH plc	1,586,739	57,304,171

Japan - 17.8%
As One Corp.	744,340	79,391,638
Chofu Seisakusho Co. Ltd.(b)	1,830,400	37,573,035
Daiichikosho Co. Ltd.	2,283,180	61,530,754
FANUC Corp.	1,952,540	329,438,678
Hirose Electric Co. Ltd.	919,830	96,474,460
Hoshizaki Corp.	903,300	68,858,944
Hoya Corp.	558,630	55,091,814
Kansai Paint Co. Ltd.	3,559,930	68,226,081
Keyence Corp.	255,000	107,530,202
Komatsu Ltd.	3,814,300	74,939,222
Maezawa Kasei Industries Co. Ltd.	679,200	6,303,613
Mitsubishi Electric Corp.	8,723,600	113,878,517
Mitsubishi Estate Co. Ltd.	15,121,050	217,218,270
MS&AD Insurance Group Holdings, Inc.	2,490,000	62,568,811
Nagaileben Co. Ltd.	1,687,224	42,295,738
Olympus Corp.	840,372	15,115,328
Secom Co. Ltd.	2,777,800	240,221,440
Shimano, Inc.	710,470	154,269,920
SK Kaken Co. Ltd.	87,561	31,885,071
SMC Corp.	255,490	134,272,594
Sompo Holdings, Inc.	6,381,700	210,303,745
T Hasegawa Co. Ltd.	1,906,436	38,079,742
USS Co. Ltd.	425,500	6,308,434
Yokogawa Electric Corp.	13,600	208,898
		2,251,984,949
Mexico - 1.6%
Fomento Economico Mexicano SAB de CV, ADR	1,109,734	68,259,738
Fresnillo plc	5,805,391	94,281,814
Industrias Penoles SAB de CV	2,246,692	33,525,228
		196,066,780
Netherlands - 0.6%
HAL Trust	608,905	80,333,081

Norway - 1.0%
Orkla ASA	13,188,419	129,719,145

Singapore - 1.4%
ComfortDelGro Corp. Ltd.	20,481,815	20,377,751
Haw Par Corp. Ltd.(b)	19,447,213	131,502,762
United Overseas Bank Ltd.	828,500	11,664,875
UOL Group Ltd.	3,160,000	15,306,677
		178,852,065

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

Investments	Shares	Value ($)
South Korea - 4.4%
Fursys, Inc.(b)	872,463	21,067,042
Hyundai Mobis Co. Ltd.	461,565	79,867,760
Kia Motors Corp.	2,167,878	73,786,755
KT&G Corp.	2,525,785	171,435,011
Lotte Confectionery Co. Ltd.	104,605	9,682,795
Lotte Corp.	772,717	20,177,986
Namyang Dairy Products Co. Ltd.	22,950	5,856,275
Namyang Dairy Products Co. Ltd. (Preference)(b)	27,183	4,290,232
NAVER Corp.	126,327	32,093,606
NongShim Co. Ltd.	203,663	63,187,901
Samsung Electronics Co. Ltd. (Preference)	1,666,714	69,614,991
		551,060,354
Sweden - 2.5%
Industrivarden AB, Class C*	1,572,517	38,790,031
Investor AB, Class A	1,362,742	80,294,748
Investor AB, Class B	2,096,088	124,370,620
Svenska Handelsbanken AB, Class A*	8,041,032	75,830,729
		319,286,128
Switzerland - 3.4%
Cie Financiere Richemont SA (Registered)	2,717,431	168,701,150
Nestle SA (Registered)	2,199,560	261,575,548
		430,276,698
Taiwan - 1.5%
Taiwan Secom Co. Ltd.	8,545,694	25,088,710
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,137,976	168,664,926
		193,753,636
Thailand - 0.8%
Bangkok Bank PCL, NVDR	21,880,059	70,000,405
Thai Beverage PCL	52,214,985	24,489,626
		94,490,031
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	7,603,583	20,202,284

United Kingdom - 8.6%
Berkeley Group Holdings plc	1,972,051	114,420,084
British American Tobacco plc	7,346,922	242,803,471
Diageo plc	1,558,209	57,015,890
GlaxoSmithKline plc	6,735,741	134,178,082
Hiscox Ltd.	7,702,664	78,597,756
Linde plc	555,620	135,224,985
Lloyds Banking Group plc	228,791,969	77,951,814
TechnipFMC plc	4,043,055	32,465,732
Unilever NV	3,620,821	213,955,357
		1,086,613,171
United States - 2.9%
Newmont Corp.	3,168,331	219,248,505
Royal Gold, Inc.	367,474	51,420,637
Willis Towers Watson plc	447,644	94,009,716
		364,678,858
TOTAL COMMON STOCKS (Cost $7,455,024,578)		9,242,747,949

Investments	Ounces	Value ($)
COMMODITIES - 13.3%

Gold bullion*
(Cost $806,520,370)	848,708	1,675,418,430

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 2.2%

Indonesia - 0.2%
Republic of Indonesia
8.25%, 7/15/2021	IDR	436,483,000,000	30,987,303

Malaysia - 0.4%
Malaysia Government Bond
3.66%, 10/15/2020	MYR	25,956,000	6,144,713
3.42%, 8/15/2022	MYR	181,499,000	44,122,956
			50,267,669
Mexico - 0.4%
Mex Bonos Desarr Fix Rt
6.50%, 6/9/2022	MXN	668,090,000	31,036,240
8.00%, 12/7/2023	MXN	377,210,000	18,665,582
			49,701,822
Peru - 0.4%
Republic of Peru
8.20%, 8/12/2026(d)	PEN	129,984,000	48,968,502

Singapore - 0.8%
Republic of Singapore
3.25%, 9/1/2020	SGD	53,521,000	39,038,389
2.25%, 6/1/2021	SGD	85,183,000	62,997,533
			102,035,922
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $285,294,977)			281,961,218

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 11.0%

COMMERCIAL PAPER - 10.9%
Amazon.com, Inc.
0.10%, 8/3/2020(e)	12,190,000	12,189,929
0.12%, 8/17/2020(e)	20,211,000	20,210,294
0.10%, 9/16/2020(e)	6,695,000	6,694,187
Apple, Inc.
0.15%, 8/10/2020(d)(e)	20,211,000	20,210,657
0.12%, 9/9/2020(d)(e)	11,137,000	11,135,602

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
0.12%, 9/18/2020(d)(e)	16,953,000	16,950,162
BASF SE
0.25%, 8/7/2020(d)(e)	12,452,000	12,451,637
0.28%, 8/10/2020(d)(e)	11,577,000	11,576,469
0.28%, 8/12/2020(d)(e)	10,319,000	10,318,398
BNG Bank NV
0.14%, 8/11/2020(d)(e)	16,364,000	16,363,525
0.15%, 8/13/2020(d)(e)	47,410,000	47,408,493
0.15%, 8/14/2020(d)(e)	5,160,000	5,159,831
0.15%, 8/25/2020(d)(e)	10,604,000	10,603,264
0.15%, 8/27/2020(d)(e)	10,604,000	10,603,205
0.15%, 8/28/2020(d)(e)	10,604,000	10,603,175
0.15%, 8/31/2020(d)(e)	21,428,000	21,426,100
0.14%, 9/1/2020(d)(e)	10,767,000	10,765,976
Dow Chemical Co. (The)
1.25%, 8/18/2020(e)	6,463,000	6,462,451
0.26%, 9/28/2020(e)	9,773,000	9,768,547
0.26%, 9/30/2020(e)	5,454,000	5,451,394
Engie SA
0.55%, 9/2/2020(e)	22,474,000	22,461,557
Entergy Corp.
0.20%, 8/3/2020(d)(e)	20,240,000	20,239,619
Erste Abwicklungsanstalt
0.17%, 9/8/2020(d)(e)	10,319,000	10,317,748
Export Development Corp.
0.12%, 8/18/2020(e)	16,567,000	16,566,304
General Motors Financial Co., Inc.
0.60%, 8/3/2020(e)	24,423,000	24,421,763
Henkel of America, Inc.
0.20%, 9/3/2020(d)(e)	14,377,000	14,375,303
0.25%, 9/4/2020(d)(e)	11,555,000	11,553,573
0.22%, 9/17/2020(e)	3,727,000	3,726,294
Hitachi Capital America Corp.
0.15%, 8/3/2020(e)	13,494,000	13,493,828
Johnson & Johnson
0.08%, 8/24/2020(d)(e)	6,174,000	6,173,621
0.09%, 9/1/2020(d)(e)	69,892,000	69,885,601
0.10%, 9/10/2020(e)	6,707,000	6,706,121
0.10%, 9/11/2020(d)(e)	11,774,000	11,772,407
0.10%, 9/14/2020(d)(e)	5,160,000	5,159,226
0.10%, 9/15/2020(d)(e)	19,648,000	19,644,962
0.10%, 9/16/2020(d)(e)	7,554,000	7,552,807
0.10%, 9/24/2020(d)(e)	27,110,000	27,104,740
Kreditanstalt fuer Wiederaufbau
0.16%, 8/3/2020(d)(e)	23,286,000	23,285,884
0.20%, 8/6/2020(d)(e)	12,129,000	12,128,879
0.18%, 8/26/2020(d)(e)	16,792,000	16,790,775
L'Oreal USA, Inc.
0.14%, 9/16/2020(d)(e)	3,727,000	3,726,411
LVMH Moet Hennessy Louis Vuitton SE
0.12%, 8/21/2020(e)	7,767,000	7,766,465
LVMH Moet Hennessy Louis Vuitton, Inc.
0.19%, 8/20/2020(e)	19,281,000	19,279,500
MetLife Short Term Funding LLC
0.13%, 8/4/2020(d)(e)	16,792,000	16,791,795
0.16%, 8/11/2020(e)	7,238,000	7,237,745
0.09%, 8/18/2020(d)(e)	5,241,000	5,240,670
0.14%, 9/3/2020(d)(e)	11,577,000	11,575,907
0.12%, 9/14/2020(e)	16,567,000	16,564,929
0.14%, 9/21/2020(d)(e)	13,555,000	13,552,768
0.14%, 9/22/2020(e)	29,079,000	29,074,034
Mitsubishi International Corp.
0.15%, 9/1/2020(e)	17,756,000	17,753,159
Nestle Capital Corp.
0.05%, 8/6/2020(d)(e)	19,628,000	19,627,840
0.11%, 8/21/2020(d)(e)	9,640,000	9,639,561
0.06%, 8/31/2020(d)(e)	22,474,000	22,472,645
NRW Bank
0.22%, 8/6/2020(d)(e)	10,000,000	9,999,833
0.16%, 8/7/2020(d)(e)	36,136,000	36,135,298
0.10%, 8/10/2020(d)(e)	21,766,000	21,765,395
0.14%, 9/2/2020(d)(e)	60,156,000	60,147,288
0.14%, 9/4/2020(e)	6,174,000	6,173,058
0.18%, 9/11/2020(d)(e)	28,446,000	28,440,956
0.16%, 9/25/2020(d)(e)	25,000,000	24,993,894
Pfizer, Inc.
0.15%, 9/21/2020(d)(e)	30,449,000	30,443,502
Philip Morris International, Inc.
0.07%, 8/6/2020(d)(e)	22,330,000	22,329,665
0.07%, 8/7/2020(e)	19,371,000	19,370,661
Praxair, Inc.
0.09%, 8/14/2020(e)	7,739,000	7,738,792
Province of Quebec Canada
0.15%, 8/18/2020(e)	22,295,000	22,294,231

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
0.15%, 8/19/2020(e)	19,907,000	19,906,212
0.15%, 8/24/2020(d)(e)	11,563,000	11,562,422
PSP Capital, Inc.
0.15%, 8/5/2020(d)(e)	20,143,000	20,142,765
QUALCOMM, Inc.
0.20%, 8/12/2020(d)(e)	19,652,000	19,651,371
Roche Holdings, Inc.
0.10%, 8/19/2020(d)(e)	6,258,000	6,257,719
0.10%, 8/21/2020(d)(e)	11,137,000	11,136,429
0.10%, 8/24/2020(d)(e)	11,137,000	11,136,317
0.12%, 9/23/2020(e)	16,567,000	16,564,018
Siemens Capital Co. LLC
0.08%, 8/5/2020(d)(e)	23,278,000	23,277,839
0.10%, 8/11/2020(e)	16,044,000	16,043,681
Total Capital SA
0.08%, 8/3/2020(d)(e)	20,240,000	20,239,860
Unilever Capital Corp.
0.11%, 8/3/2020(d)(e)	12,835,000	12,834,911
0.08%, 8/4/2020(d)(e)	33,584,000	33,583,675
0.13%, 8/14/2020(d)(e)	6,137,000	6,136,805
United Parcel Service, Inc.
0.10%, 8/5/2020(d)(e)	8,108,000	8,107,966
0.10%, 8/6/2020(d)(e)	6,267,000	6,266,969
0.13%, 9/17/2020(d)(e)	17,821,000	17,818,101
0.13%, 9/29/2020(e)	9,773,000	9,770,882
TOTAL COMMERCIAL PAPER (Cost $1,380,276,368)		1,380,288,252
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
0.81%, 9/10/2020(e)(f) (Cost $14,986,500)	15,000,000	14,998,654

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(g)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01%(h) (Cost $20,649)	20,649	20,649
TOTAL SHORT-TERM INVESTMENTS (Cost $1,395,283,517)		1,395,307,555

Total Investments - 99.7% (Cost $9,942,123,442)		12,595,435,152
Other Assets Less Liabilities - 0.3%		33,892,172
Net Assets - 100.0%		12,629,327,324

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $12,349,791, which represents approximately 0.10% of net assets of the Fund.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents a security that is subject to legal or contractual restrictions on resale.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at July 31, 2020 amounted to $1,065,566,718, which represents approximately 8.44% of net assets of the Fund.
(e)	The rate shown was the current yield as of July 31, 2020.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of July 31, 2020.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$13.64

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	49,983,443	EUR	44,102,000	Goldman Sachs	8/12/2020	$(1,975,157)
USD	39,296,135	GBP	31,058,000	Goldman Sachs	8/12/2020	(1,360,570)
USD	65,586,137	JPY	7,014,175,000	Goldman Sachs	8/12/2020	(681,544)
USD	50,083,995	EUR	44,102,000	JPMorgan Chase Bank	9/16/2020	(1,915,012)
USD	39,016,455	GBP	30,962,000	JPMorgan Chase Bank	9/16/2020	(1,522,567)
USD	51,936,609	JPY	5,576,522,000	JPMorgan Chase Bank	9/16/2020	(771,868)
Net unrealized depreciation						$(8,226,718)

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SGD	Singapore Dollar
USD	United States Dollar

Security Description	Shares at July 31, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2020	Dividend/ Interest Income
Common Stock - 2.1%
Belgium - 0.1%
Legris Industries SE*‡ (a)(c)	905,366	$19,770,997	$-	$-	$-	$(7,421,206)	$12,349,791	$-

France - 0.4%
Laurent-Perrier*	558,938	55,481,136	-	-	-	(6,124,683)	49,356,453	-

Japan - 0.4%
Chofu Seisakusho Co. Ltd.	1,830,400	42,652,531	-	(270,472)	27,246	(4,836,270)	37,573,035	486,846
Maezawa Kasei Industries Co. Ltd.^	679,200	9,169,992	-	(1,495,091)	(706,962)	(664,326)	6,303,613	139,973
		51,822,523	-	(1,765,563)	(679,716)	(5,500,596)	43,876,648	626,819
Singapore - 1.0%
Haw Par Corp. Ltd.	19,447,213	205,615,197	-	(9,925,090)	3,768,167	(67,955,512)	131,502,762	2,093,424

South Korea - 0.2%
Fursys, Inc.	872,463	23,284,177	-	-	-	(2,217,135)	21,067,042	572,460
Namyang Dairy Products Co. Ltd. (Preference)	27,183	4,018,631	-	-	-	271,601	4,290,232	18,264
		27,302,808	-	-	-	(1,945,534)	25,357,274	590,724

Total Common Stock		359,992,661	-	(11,690,653)	3,088,451	(88,947,531)	262,442,928	3,310,967

Total		$359,992,661	$-	$(11,690,653)	$3,088,451	$(88,947,531)	$262,442,928	$3,310,967

* Non-income producing security.

‡ Value determined using significant unobservable inputs.

^ Represents an unaffiliated issuer as of July 31, 2020.

(a)Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $12,349,791 which represents approximately 0.10% of net assets of the Fund.

(c)Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.6%
Automobiles	0.6
Banks	1.9
Beverages	3.6
Building Products	0.8
Chemicals	3.9
Commercial Services & Supplies	2.5
Commodities	13.3
Construction Materials	1.0
Consumer Finance	0.1
Diversified Financial Services	5.1
Electrical Equipment	1.4
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	0.3
Entertainment	0.5
Food Products	6.4
Foreign Government Securities	2.2
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	0.9
Household Durables	1.2
Household Products	0.7
Industrial Conglomerates	2.7
Insurance	4.4
Interactive Media & Services	0.3
IT Services	0.3
Leisure Products	1.2
Machinery	4.8
Metals & Mining	7.0
Oil, Gas & Consumable Fuels	1.0
Personal Products	1.7
Pharmaceuticals	3.7
Real Estate Management & Development	3.6
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	1.3
Specialty Retail	0.0*
Technology Hardware, Storage & Peripherals	0.6
Textiles, Apparel & Luxury Goods	1.4
Tobacco	3.3
Trading Companies & Distributors	1.1
Short-Term Investments	11.0
Total Investments	99.7%

* Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 76.7%

Aerospace & Defense - 0.1%
General Dynamics Corp.	9,868	1,448,030

Air Freight & Logistics - 3.2%
CH Robinson Worldwide, Inc.	326,601	30,609,045
Expeditors International of Washington, Inc.	89,172	7,535,926
		38,144,971
Banks - 3.3%
Truist Financial Corp.	354,620	13,284,065
US Bancorp	490,796	18,080,925
Wells Fargo & Co.	303,818	7,370,625
		38,735,615
Capital Markets - 2.6%
Bank of New York Mellon Corp. (The)	662,458	23,749,119
Charles Schwab Corp. (The)	222,681	7,381,875
		31,130,994
Chemicals - 2.9%
Linde plc (United Kingdom)	60,413	14,807,830
Nutrien Ltd. (Canada)	319,147	10,401,001
PPG Industries, Inc.	36,734	3,954,415
Scotts Miracle-Gro Co. (The)	31,439	4,985,282
		34,148,528
Consumer Finance - 1.0%
American Express Co.	124,144	11,585,118

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class A*	41	12,038,871

Electronic Equipment, Instruments & Components - 1.0%
IPG Photonics Corp.*	65,950	11,805,709

Energy Equipment & Services - 2.2%
National Oilwell Varco, Inc.	682,026	7,850,120
Schlumberger Ltd.	966,258	17,527,920
TechnipFMC plc (United Kingdom)	156,172	1,254,061
		26,632,101
Equity Real Estate Investment Trusts (REITs) - 3.3%
Boston Properties, Inc.	29,432	2,622,097
Douglas Emmett, Inc.	56,676	1,651,539
Equity Residential	161,312	8,651,162
Weyerhaeuser Co.	950,211	26,425,368
		39,350,166
Food Products - 0.6%
Kraft Heinz Co. (The)	206,681	7,105,693

Gas Utilities - 0.6%
UGI Corp.	217,278	7,244,049

Health Care Equipment & Supplies - 1.7%
DENTSPLY SIRONA, Inc.	291,999	13,023,156
Varian Medical Systems, Inc.*	54,656	7,800,504
		20,823,660
Health Care Providers & Services - 3.8%
Anthem, Inc.	70,624	19,336,851
HCA Healthcare, Inc.	98,362	12,456,564
Universal Health Services, Inc., Class B	123,366	13,557,923
		45,351,338
Household Products - 3.2%
Colgate-Palmolive Co.	496,668	38,342,770

Industrial Conglomerates - 1.1%
3M Co.	88,450	13,309,071

Insurance - 7.3%
Alleghany Corp.	47,917	25,028,007
Brown & Brown, Inc.	396,625	18,034,539
Travelers Cos., Inc. (The)	128,831	14,740,843
W R Berkley Corp.	264,820	16,352,635
Willis Towers Watson plc	60,274	12,658,143
		86,814,167
Interactive Media & Services - 5.0%
Alphabet, Inc., Class A*	7,298	10,859,059
Alphabet, Inc., Class C*	12,094	17,934,919
Facebook, Inc., Class A*	120,766	30,634,711
		59,428,689
Internet & Direct Marketing Retail - 1.1%
Booking Holdings, Inc.*	8,032	13,350,228

Machinery - 4.6%
Cummins, Inc.	72,632	14,036,860
Deere & Co.	168,017	29,623,077
Flowserve Corp.	421,488	11,746,871
		55,406,808
Media - 4.0%
Comcast Corp., Class A	1,119,185	47,901,118

Metals & Mining - 5.0%
Agnico Eagle Mines Ltd. (Canada)	100,557	7,985,552
Barrick Gold Corp. (Canada)	507,107	14,660,463
Franco-Nevada Corp. (Canada)	22,040	3,522,912
Newcrest Mining Ltd. (Australia)	320,835	8,173,530
Newmont Corp.	286,250	19,808,500
Royal Gold, Inc.	36,656	5,129,274
		59,280,231
Oil, Gas & Consumable Fuels - 3.1%
Exxon Mobil Corp.	759,221	31,948,020
Imperial Oil Ltd. (Canada)	297,287	4,649,791
		36,597,811
Road & Rail - 1.3%
Union Pacific Corp.	89,296	15,479,462

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	143,380	16,467,193
Texas Instruments, Inc.	128,555	16,397,190
		32,864,383
Software - 8.1%
Microsoft Corp.	115,611	23,701,411
Oracle Corp.	882,926	48,958,247
salesforce.com, Inc.*	49,128	9,572,591
Teradata Corp.*	672,539	14,123,319
		96,355,568
Tobacco - 2.8%
Philip Morris International, Inc.	435,178	33,426,022

TOTAL COMMON STOCKS (Cost $653,480,790)		914,101,171

Investments	Ounces	Value ($)
COMMODITIES - 15.4%

Gold bullion* (Cost $95,637,711)	93,302	184,186,019

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 1.6%

Banks - 1.0%
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 9/8/2020(a)(b)	12,404,000	12,340,864

Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	618,000

Oil, Gas & Consumable Fuels - 0.5%
CITGO Petroleum Corp.
6.25%, 8/15/2022(c)	6,542,000	6,572,747

TOTAL CORPORATE BONDS (Cost $19,386,901)		19,531,611

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 0.4%

Oil, Gas & Consumable Fuels - 0.4%
Enterprise Products Partners LP (Cost $5,057,870)	256,646	4,516,970

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.5%

COMMERCIAL PAPER - 0.7%
Entergy Corp.
0.20%, 8/3/2020(c)(d)	2,151,000	2,150,960
General Motors Financial Co., Inc.
0.60%, 8/3/2020(d)	2,596,000	2,595,868
Hitachi Capital America Corp. (Japan)
0.15%, 8/3/2020(d)	1,434,000	1,433,982
Total Capital SA (France)
0.08%, 8/3/2020(c)(d)	2,151,000	2,150,985
TOTAL COMMERCIAL PAPER (Cost $8,331,868)		8,331,795

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.01%(f)
(Cost $21,940)	21,940	21,940

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 3.8%
U.S. Treasury Bills
0.13%, 8/4/2020(d)	15,000,000	14,999,969
0.12%, 8/13/2020(d)	30,000,000	29,999,312
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,998,688)		44,999,281

TOTAL SHORT-TERM INVESTMENTS (Cost $53,352,496)		53,353,016

Total Investments - 98.6% (Cost $826,915,768)		1,175,688,787
Other Assets Less Liabilities - 1.4%		16,797,037
Net Assets - 100.0%		1,192,485,824

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Perpetual security. The rate reflected was the rate in effect on July 31, 2020. The maturity date reflects the next call date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at July 31, 2020 amounted to $10,874,692, which represents approximately 0.91% of net assets of the Fund.
(d)	The rate shown was the current yield as of July 31, 2020.
(e)	Represents less than 0.05% of net assets.
(f)	Represents 7-day effective yield as of July 31, 2020.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.1%
Air Freight & Logistics	3.2
Banks	4.3
Capital Markets	2.6
Chemicals	2.9
Commodities	15.4
Consumer Finance	1.0
Diversified Financial Services	1.0
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	2.2
Equity Real Estate Investment Trusts (REITs)	3.3
Food Products	0.6
Gas Utilities	0.6
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	3.8
Household Products	3.2
Industrial Conglomerates	1.1
Insurance	7.3
Interactive Media & Services	5.0
Internet & Direct Marketing Retail	1.1
Machinery	4.6
Media	4.0
Metals & Mining	5.0
Oil, Gas & Consumable Fuels	4.0
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	2.8
Software	8.1
Tobacco	2.8
Short-Term Investments	4.5
Total Investments	98.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 62.6%

Australia - 3.2%
Newcrest Mining Ltd.	3,058,444	77,916,319

Brazil - 6.6%
Wheaton Precious Metals Corp.	2,965,286	161,103,988

Canada - 35.0%
Agnico Eagle Mines Ltd.	1,217,341	96,672,935
Alamos Gold, Inc., Class A	6,176,338	65,339,288
B2Gold Corp.	14,178,157	98,229,346
Barrick Gold Corp.	6,871,570	198,657,089
Dundee Precious Metals, Inc.(a)	10,750,440	81,062,708
Franco-Nevada Corp.	427,322	68,303,886
Kinross Gold Corp.*	2,275,478	21,321,229
Kirkland Lake Gold Ltd.	1,651,804	90,208,266
MAG Silver Corp.*	3,280,988	55,432,273
Novagold Resources, Inc.*	7,089,794	64,658,921
Orla Mining Ltd.*	3,995,382	17,002,260
		856,888,201
Mexico - 4.5%
Fresnillo plc	5,591,932	90,815,156
Industrias Penoles SAB de CV	1,403,600	20,944,575
		111,759,731
Tanzania, United Republic of - 1.7%
AngloGold Ashanti Ltd., ADR	1,286,240	41,404,066

United States - 11.6%
Newmont Corp.	3,012,285	208,450,122
Royal Gold, Inc.	550,063	76,970,316
		285,420,438
TOTAL COMMON STOCKS (Cost $622,133,973)		1,534,492,743

Investments	Ounces	Value ($)
COMMODITIES - 21.2%

Gold bullion*	205,148	404,979,403
Silver bullion*	4,725,533	114,777,044
TOTAL COMMODITIES (Cost $308,163,348)		519,756,447

Investments	Number of Rights	Value ($)
RIGHTS - 0.2%

Canada - 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029*
(Cost $45,973,715)	6,835,667	5,707,782

Investments	Number of Warrants	Value ($)
WARRANTS - 0.1%

Canada - 0.1%
Dundee Precious Metals, Inc., expiring 5/13/2021*‡(b)
(Cost $396,225)	675,000	1,194,450

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 16.0%

COMMERCIAL PAPER - 16.0%
Amazon.com, Inc.
0.12%, 8/17/2020(c)	10,391,000	10,390,637
0.10%, 9/16/2020(c)	12,220,000	12,218,516
Apple, Inc.
0.15%, 8/10/2020(c)(d)	10,391,000	10,390,824
0.12%, 9/18/2020(c)(d)	9,776,000	9,774,363
BASF SE
0.25%, 8/7/2020(c)(d)	28,799,000	28,798,160
BNG Bank NV
0.15%, 8/31/2020(c)(d)	14,422,000	14,420,721
Dow Chemical Co. (The)
0.15%, 8/11/2020(c)	50,000,000	49,997,327
Entergy Corp.
0.20%, 8/3/2020(c)(d)	22,477,000	22,476,577
General Motors Financial Co., Inc.
0.60%, 8/3/2020(c)	27,122,000	27,120,626
Hitachi Capital America Corp.
0.15%, 8/3/2020(c)	14,984,000	14,983,809
Johnson & Johnson
0.08%, 8/27/2020(c)(d)	36,900,000	36,897,343
LVMH Moet Hennessy Louis Vuitton, Inc.
0.19%, 8/20/2020(c)	21,548,000	21,546,324
MetLife Short Term Funding LLC
0.16%, 8/11/2020(c)	8,089,000	8,088,716
Nestle Capital Corp.
0.05%, 8/6/2020(c)(d)	12,255,000	12,254,900
0.11%, 8/21/2020(c)(d)	10,774,000	10,773,510
NRW Bank
0.14%, 9/2/2020(c)(d)	15,025,000	15,022,824
Pfizer, Inc.
0.15%, 9/21/2020(c)(d)	19,011,000	19,007,567
Philip Morris International, Inc.
0.07%, 8/6/2020(c)(d)	12,019,000	12,018,820
0.07%, 8/7/2020(c)	10,427,000	10,426,817
Province of Quebec Canada
0.15%, 8/17/2020(c)(d)	13,211,000	13,210,607

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Total Capital SA
0.08%, 8/3/2020(c)(d)	22,477,000	22,476,844
United Parcel Service, Inc.
0.10%, 8/5/2020(c)(d)	9,060,000	9,059,962
TOTAL COMMERCIAL PAPER (Cost $391,354,970)		391,355,794

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01% (f) (Cost $17,899)	17,899	17,899
TOTAL SHORT-TERM INVESTMENTS (Cost $391,372,869)		391,373,693

Total Investments - 100.1% (Cost $1,368,040,130)		2,452,525,115
Liabilities in excess of other assets - (0.1)%		(3,064,514)
Net Assets - 100.0%		2,449,460,601

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $1,194,450, which represents approximately 0.05% of net assets of the Fund.
(c)	The rate shown was the current yield as of July 31, 2020.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at July 31, 2020 amounted to $236,583,022, which represents approximately 9.66% of net assets of the Fund.
(e)	Represents less than 0.05% of net assets.
(f)	Represents 7-day effective yield as of July 31, 2020.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2020	Dividend/ Interest Income
Common Stock — 3.3%
Canada — 3.3%
Dundee Precious Metals, Inc.	10,750,440	$32,628,136	$5,855,037	$-	$-	$42,579,535	$81,062,708	$338,686
Total Common Stock		32,628,136	5,855,037	-	-	42,579,535	81,062,708	338,686
Total		$32,628,136	$5,855,037	$-	$-	$42,579,535	$81,062,708	$338,686

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	21.2%
Metals & Mining	62.9
Short-Term Investments	16.0
Total Investments	100.1%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 58.2%

Belgium - 1.9%
Groupe Bruxelles Lambert SA	277,053	24,031,736

Brazil - 1.6%
Ambev SA, ADR*	3,154,077	8,452,926
Cielo SA	2,260,784	2,327,287
Wheaton Precious Metals Corp.(a)	174,632	9,487,757
		20,267,970
Canada - 3.1%
Agnico Eagle Mines Ltd.	99,508	7,902,248
Franco-Nevada Corp.	39,038	6,239,901
Imperial Oil Ltd.	287,984	4,504,285
Nutrien Ltd.	251,917	8,209,975
Power Corp. of Canada	692,979	12,297,668
		39,154,077
Chile - 1.0%
Cia Cervecerias Unidas SA, ADR	811,171	12,143,230
Quinenco SA	200,388	328,218
		12,471,448
Denmark - 0.2%
ISS A/S*	147,225	2,272,037

France - 4.4%
Danone SA	371,940	24,895,160
Legrand SA	39,239	3,035,461
Sanofi	151,208	15,876,394
Sodexo SA	136,670	9,432,162
Wendel SE	15,480	1,452,889
		54,692,066
Germany - 1.5%
Brenntag AG	94,833	5,852,428
FUCHS PETROLUB SE (Preference)	143,667	6,273,631
Henkel AG & Co. KGaA (Preference)	72,310	7,109,869
		19,235,928
Hong Kong - 3.9%
CK Asset Holdings Ltd.	1,840,500	10,219,691
Great Eagle Holdings Ltd.	1,749,774	3,961,138
Guoco Group Ltd.	67,700	922,198
Hongkong Land Holdings Ltd.	1,211,700	4,615,605
Hysan Development Co. Ltd.	1,193,083	3,296,091
Jardine Matheson Holdings Ltd.	469,200	19,189,010
Mandarin Oriental International Ltd.	4,571,800	6,765,994
		48,969,727
Japan - 3.3%
FANUC Corp.	72,100	12,164,938
Komatsu Ltd.	153,000	3,005,978
Mitsubishi Electric Corp.	461,100	6,019,233
MS&AD Insurance Group Holdings, Inc.	24,300	610,611
Secom Co. Ltd.	148,400	12,833,488
Sompo Holdings, Inc.	175,100	5,770,279
USS Co. Ltd.	30,700	455,156
Yokogawa Electric Corp.	1,500	23,040
		40,882,723
Malaysia - 0.2%
British American Tobacco Malaysia Bhd.	1,146,000	2,902,687

Mexico - 0.8%
Fomento Economico Mexicano SAB de CV, ADR	59,172	3,639,670
Fresnillo plc	409,810	6,655,474
		10,295,144
Netherlands - 0.4%
HAL Trust	38,287	5,051,219

Norway - 1.1%
Orkla ASA	1,384,485	13,617,569

Singapore - 0.4%
ComfortDelGro Corp. Ltd.	3,504,000	3,486,197
UOL Group Ltd.	341,800	1,655,640
		5,141,837
South Korea - 2.1%
Kia Motors Corp.	136,619	4,650,018
KT&G Corp.	255,349	17,331,546
Samsung Electronics Co. Ltd. (Preference)	91,052	3,803,043
		25,784,607
Spain - 0.2%
Zardoya Otis SA	366,424	2,432,455

Sweden - 1.7%
Industrivarden AB, Class C*	189,168	4,666,298
Investor AB, Class A	190,148	11,203,798
Svenska Handelsbanken AB, Class A*	630,573	5,946,601
		21,816,697
Switzerland - 3.4%
Cie Financiere Richemont SA (Registered)	195,516	12,137,851
Nestle SA (Registered)	256,690	30,526,027
		42,663,878
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	147,810	11,660,731

Thailand - 0.7%
Bangkok Bank PCL, NVDR	1,644,800	5,262,174
Thai Beverage PCL	7,735,100	3,627,880
		8,890,054

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2020 (unaudited)

Investments	Shares	Value ($)
Turkey - 0.3%
Coca-Cola Icecek A/S	466,883	3,002,734

United Kingdom - 7.9%
Berkeley Group Holdings plc	146,085	8,475,976
British American Tobacco plc	704,960	23,297,748
Diageo plc	109,223	3,996,541
Domino's Pizza Group plc	798,348	3,320,275
GlaxoSmithKline plc	689,315	13,731,372
Hiscox Ltd.	600,597	6,128,474
Linde plc(a)	43,426	10,605,773
Lloyds Banking Group plc	9,349,373	3,185,429
Unilever NV	454,539	26,858,841
		99,600,429
United States - 17.2%
3M Co.(a)	65,446	9,847,660
American Express Co.	12,229	1,141,210
Analog Devices, Inc.	25,614	2,941,768
Anthem, Inc.(a)	26,754	7,325,245
Bank of New York Mellon Corp. (The)(a)	222,692	7,983,508
Boston Properties, Inc., REIT	20,761	1,849,598
CH Robinson Worldwide, Inc.(a)	145,789	13,663,345
Colgate-Palmolive Co.	255,488	19,723,674
Cummins, Inc.(a)	24,824	4,797,486
Deere & Co.(a)	21,019	3,705,860
Douglas Emmett, Inc., REIT	34,048	992,159
Equity Residential, REIT	115,268	6,181,823
Exxon Mobil Corp.(a)	541,330	22,779,166
General Dynamics Corp.	5,959	874,424
Kraft Heinz Co. (The)	140,874	4,843,248
Microsoft Corp.(a)	21,517	4,411,200
Oracle Corp.(a)	206,444	11,447,320
Philip Morris International, Inc.(a)	264,799	20,339,211
PPG Industries, Inc.(a)	23,817	2,563,900
Royal Gold, Inc.(a)	38,328	5,363,237
Schlumberger Ltd.(a)	507,314	9,202,676
Texas Instruments, Inc.(a)	80,888	10,317,264
Travelers Cos., Inc. (The)(a)	75,357	8,622,348
Truist Financial Corp.(a)	183,297	6,866,306
UGI Corp.	107,848	3,595,652
Union Pacific Corp.	11,663	2,021,781
US Bancorp	113,132	4,167,783
Wells Fargo & Co.(a)	312,627	7,584,331
Weyerhaeuser Co., REIT(a)	396,531	11,027,527
		216,180,710
TOTAL COMMON STOCKS (Cost $738,012,625)		731,018,463

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 17.5%

Australia - 0.2%
Nufarm Australia Ltd.
5.75%, 4/30/2026(b)	2,633,000	2,619,835

Canada - 0.2%
Open Text Corp.
3.88%, 2/15/2028(b)	1,106,000	1,155,427
Open Text Holdings, Inc.
4.13%, 2/15/2030(b)	774,000	812,700
		1,968,127
Chile - 0.1%
VTR Comunicaciones SpA
5.13%, 1/15/2028(b)	1,065,000	1,131,562

Germany - 0.6%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/2021(b)	2,494,000	2,554,244
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026(b)(c)	3,879,000	3,946,882
6.00%, (6.75% Cash or 5.50% PIK), 5/15/2027(b)(c)	1,336,632	1,393,439
		7,894,565
Netherlands - 0.6%
NXP BV
4.13%, 6/1/2021(b)	2,953,000	3,034,210
4.63%, 6/1/2023(b)	4,400,000	4,844,611
		7,878,821
United Kingdom - 0.5%
Ashtead Capital, Inc.
5.25%, 8/1/2026(b)	378,000	400,680
Lloyds Banking Group plc
3.00%, 1/11/2022	1,250,000	1,293,762
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(d)	2,090,000	2,186,531
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(d)	1,655,000	1,824,615
		5,705,588
United States - 15.3%
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.35%), 0.72%, 5/21/2021(b)(d)	2,699,000	2,703,889
2.15%, 11/19/2021(b)	5,622,000	5,739,949
ACCO Brands Corp.
5.25%, 12/15/2024(b)	6,882,000	7,054,050
Aircastle Ltd.
5.50%, 2/15/2022	4,919,000	4,990,653
4.40%, 9/25/2023	984,000	975,548
American Tower Corp.
REIT, 2.40%, 3/15/2025	115,000	122,779

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
AMN Healthcare, Inc.
4.63%, 10/1/2027(b)	1,109,000	1,106,227
Andeavor Logistics LP
3.50%, 12/1/2022‡	111,000	105,111
Aramark Services, Inc.
5.00%, 4/1/2025(b)	1,541,000	1,583,377
4.75%, 6/1/2026	1,076,000	1,070,620
5.00%, 2/1/2028(b)	194,000	195,213
Block Financial LLC
4.13%, 10/1/2020	2,474,000	2,478,365
BWX Technologies, Inc.
5.38%, 7/15/2026(b)	704,000	735,680
Carnival Corp.
3.95%, 10/15/2020	2,271,000	2,248,290
11.50%, 4/1/2023(b)	738,000	803,069
Centene Corp.
4.75%, 5/15/2022	3,240,000	3,295,793
4.75%, 1/15/2025	5,199,000	5,387,828
4.25%, 12/15/2027	1,355,000	1,439,687
4.63%, 12/15/2029	684,000	762,838
3.38%, 2/15/2030	1,113,000	1,182,217
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,331,000	1,379,249
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(b)	350,000	369,687
Charter Communications Operating LLC
4.91%, 7/23/2025	1,021,000	1,183,658
CITGO Petroleum Corp.
6.25%, 8/15/2022(b)	13,847,000	13,912,081
7.00%, 6/15/2025(b)	2,012,000	2,067,330
CNH Industrial Capital LLC
4.38%, 11/6/2020	687,000	692,931
3.88%, 10/15/2021	3,225,000	3,324,571
CommScope, Inc.
5.50%, 3/1/2024(b)	563,000	584,687
Crown Americas LLC
4.50%, 1/15/2023	3,626,000	3,827,316
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 1.03%, 3/9/2021(d)	963,000	966,698
DCP Midstream Operating LP
4.75%, 9/30/2021(b)	4,084,000	4,161,188
6.45%, 11/3/2036(b)	1,545,000	1,483,200
Dell International LLC
4.42%, 6/15/2021(b)	3,031,000	3,114,651
5.85%, 7/15/2025(b)	2,000,000	2,330,411
6.02%, 6/15/2026(b)	3,103,000	3,637,793
Dollar Tree, Inc.
3.70%, 5/15/2023	1,344,000	1,446,952
DuPont de Nemours, Inc.
3.77%, 11/15/2020	9,275,000	9,362,068
Energizer Holdings, Inc.
6.38%, 7/15/2026(b)	2,643,000	2,817,253
4.75%, 6/15/2028(b)	46,000	49,340
EW Scripps Co. (The)
5.13%, 5/15/2025(b)	3,870,000	3,802,275
Foot Locker, Inc.
8.50%, 1/15/2022	2,494,000	2,656,110
GameStop Corp.
10.00%, 3/15/2023(b)	658,000	585,692
HCA, Inc.
4.50%, 2/15/2027	2,307,000	2,656,714
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(b)	7,522,000	7,888,697
KFC Holding Co.
5.00%, 6/1/2024(b)	600,000	614,580
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(b)	4,015,000	4,205,712
4.88%, 11/1/2026(b)	803,000	843,150
Lennar Corp.
2.95%, 11/29/2020	3,543,000	3,528,332
Meredith Corp.
6.88%, 2/1/2026	1,716,000	1,490,689
Mileage Plus Holdings LLC
6.50%, 6/20/2027(b)	3,324,031	3,440,372
NortonLifeLock, Inc.
4.20%, 9/15/2020	5,214,000	5,220,518
3.95%, 6/15/2022	1,020,000	1,051,875
Pilgrim's Pride Corp.
5.75%, 3/15/2025(b)	3,300,000	3,382,500
5.88%, 9/30/2027(b)	3,343,000	3,535,223
Plantronics, Inc.
5.50%, 5/31/2023(b)	3,156,000	2,983,051
Royal Caribbean Cruises Ltd.
2.65%, 11/28/2020	495,000	488,813
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,565,600
Sprint Communications, Inc.
6.00%, 11/15/2022	1,800,000	1,941,750
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(b)	3,107,000	3,277,885
5.13%, 8/1/2030(b)	2,000,000	2,185,000
Teleflex, Inc.
4.63%, 11/15/2027	824,000	890,966
T-Mobile USA, Inc.
6.00%, 4/15/2024	2,698,000	2,761,646
Truist Financial Corp.
Series N, (5 Year US Treasury Rate + 3.00%), 4.80%, 9/1/2024(d)(e)	2,170,000	2,187,659
UnitedHealth Group, Inc.
1.95%, 10/15/2020	2,092,000	2,099,097
Valvoline, Inc.
4.38%, 8/15/2025	979,000	1,012,041
4.25%, 2/15/2030(b)	224,000	235,480

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.65%), 1.00%, 3/1/2021(d)	3,834,000	3,832,052
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 9/8/2020(d)(e)	6,773,000	6,738,525
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,695,000	4,725,564
5.38%, 6/15/2024	578,000	590,832
7.13%, 6/15/2025(b)	1,780,000	1,953,354
7.25%, 6/15/2028(b)	2,136,000	2,333,580
Western Digital Corp.
4.75%, 2/15/2026	4,523,000	4,918,763
		192,316,344
TOTAL CORPORATE BONDS (COST $212,578,631)		219,514,842

Investments	Ounces	Value ($)
COMMODITIES - 9.1%

Gold bullion* (Cost $71,533,113)	57,789	114,079,292

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 7.4%

U.S. Treasury Notes
1.13%, 6/30/2021	14,554,000	14,685,327
2.13%, 6/30/2021	7,135,000	7,263,207
2.13%, 6/30/2022	14,139,200	14,678,257
1.63%, 12/15/2022	7,400,000	7,663,914
2.63%, 6/30/2023(f)	16,764,700	17,982,105
2.63%, 12/31/2023	7,100,000	7,698,231
2.50%, 1/31/2024	8,788,900	9,507,118
1.75%, 6/30/2024	6,250,000	6,634,766
1.75%, 12/31/2024(f)	6,133,000	6,552,248
		92,665,173
TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,969,237)		92,665,173

Investments	Shares	Value ($)
PREFERRED STOCKS - 1.2%

United States - 1.2%
Bank of New York Mellon Corp. (The) 5.20%, 09/20/20(e)	98,175	2,509,353
Charles Schwab Corp. (The), Series C 6.00%, 12/01/20(e)	37,375	962,780
Charles Schwab Corp. (The), Series D 5.95%, 06/01/21(e)	46,239	1,227,646
General American Investors Co., Inc., Series B 5.95%, 09/04/20(e)	4,712	128,449
MetLife, Inc., Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 09/04/20(d)(e)	67,936	1,663,073
Northern Trust Corp., Series E 4.70%, 01/01/25(e)	101,453	2,748,362
State Street Corp., Series G(ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26(d)(e)	24,946	708,466
US Bancorp, Series B(ICE LIBOR USD 3 Month + 0.60%), 3.50%, 09/04/20(d)(e)	90,050	1,945,080
US Bancorp, Series F(ICE LIBOR USD 3 Month + 4.47%), 6.50%, 01/15/22(d)(e)	110,325	2,947,884
TOTAL PREFERRED STOCKS (COST $14,463,132)		14,841,093

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 1.1%

United States - 1.1%
BI-LO Holding Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 9.00%, 5/31/2024‡(d)	9,713,080	9,664,515
Osum Production Corp., 1st Lien Term Loan B-EXT
(ICE LIBOR USD 3 Month + 7.50%), 8.50%, 7/31/2022‡(d)	4,276,406	3,549,416
		13,213,931
TOTAL LOAN ASSIGNMENTS (COST $13,667,333)		13,213,931

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.7%

United Kingdom - 0.7%
Caledonia Investments plc (Cost $9,687,777)	275,700	9,383,234

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 0.4%

United States - 0.4%
Enterprise Products Partners LP (Cost $5,334,337)	271,481	4,778,066

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.4%

Indonesia - 0.1%
Republic of Indonesia
8.25%, 7/15/2021	IDR	24,166,000,000	1,715,620

Mexico - 0.3%
Mex Bonos Desarr Fix Rt
8.00%, 12/7/2023	MXN	68,770,000	3,402,964

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,406,852)			5,118,584

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.0%

COMMERCIAL PAPER - 4.0%
Entergy Corp.
0.20%, 8/3/2020(b)(g)	13,126,000	13,125,753
General Motors Financial Co., Inc.
0.60%, 8/3/2020(g)	15,838,000	15,837,198
Hitachi Capital America Corp.
0.15%, 8/3/2020(g)	8,750,000	8,749,888
Total Capital SA
0.08%, 8/3/2020(b)(g)	13,126,000	13,125,909
TOTAL COMMERCIAL PAPER (Cost $50,839,195)		50,838,748

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(h)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01%(i) (Cost $3,432)	3,432	3,432

TOTAL SHORT-TERM INVESTMENTS (Cost $50,842,627)		50,842,180

Total Investments - 100.0% (Cost $1,211,495,664)		1,255,454,858
Liabilities in excess of other assets - 0.0%(h)		(135,332)
Net Assets - 100.0%		1,255,319,526

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2020 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at Month July 31, 2020 amounted to $143,860,878, which represents approximately 11.46% of net assets of the Fund.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2020.
(e)	Perpetual security. The rate reflected was the rate in effect on July 31, 2020. The maturity date reflects the next call date.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	The rate shown was the current yield as of July 31, 2020.
(h)	Represents less than 0.05% of net assets.
(i)	Represents 7-day effective yield as of July 31, 2020.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,376,279	EUR	2,979,000	Goldman Sachs	8/12/2020	$(133,418)
USD	2,519,543	GBP	1,994,000	Goldman Sachs	8/12/2020	(90,718)
USD	1,309,259	JPY	140,020,000	Goldman Sachs	8/12/2020	(13,605)
USD	3,383,072	EUR	2,979,000	JPMorgan Chase Bank	9/16/2020	(129,355)
USD	2,559,344	GBP	2,031,000	JPMorgan Chase Bank	9/16/2020	(99,875)
USD	968,942	JPY	104,037,000	JPMorgan Chase Bank	9/16/2020	(14,400)
Net unrealized depreciation						$(481,371)

Written Call Options Contracts as of July 31, 2020

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3M Co.	Exchange Traded	83	USD	(1,248,901)	USD	185.00	8/21/2020	(332)
3M Co.	Exchange Traded	83	USD	(1,248,901)	USD	185.00	9/18/2020	(332)
Anthem, Inc.	Exchange Traded	45	USD	(1,232,100)	USD	350.00	9/18/2020	(2,250)
Bank of New York Mellon Corp. (The)	Exchange Traded	345	USD	(1,236,825)	USD	45.00	12/18/2020	(11,212)
CH Robinson Worldwide, Inc.	Exchange Traded	158	USD	(1,480,776)	USD	95.00	8/21/2020	(24,490)
CH Robinson Worldwide, Inc.	Exchange Traded	145	USD	(1,358,940)	USD	95.00	9/18/2020	(33,350)
CH Robinson Worldwide, Inc.	Exchange Traded	159	USD	(1,490,148)	USD	95.00	11/20/2020	(66,780)
Cummins, Inc.	Exchange Traded	73	USD	(1,410,798)	USD	185.00	9/18/2020	(91,980)
Cummins, Inc.	Exchange Traded	76	USD	(1,468,776)	USD	210.00	9/18/2020	(10,260)
Deere & Co.	Exchange Traded	88	USD	(1,551,528)	USD	190.00	9/18/2020	(24,200)
Exxon Mobil Corp.	Exchange Traded	260	USD	(1,094,080)	USD	60.00	9/18/2020	(1,300)
Exxon Mobil Corp.	Exchange Traded	260	USD	(1,094,080)	USD	62.50	9/18/2020	(1,560)
Exxon Mobil Corp.	Exchange Traded	244	USD	(1,026,752)	USD	65.00	8/21/2020	(488)
Linde plc	Exchange Traded	62	USD	(1,519,682)	USD	240.00	10/16/2020	(101,990)
Linde plc	Exchange Traded	50	USD	(1,225,550)	USD	270.00	8/21/2020	(2,375)
Linde plc	Exchange Traded	50	USD	(1,225,550)	USD	270.00	9/18/2020	(10,125)
Microsoft Corp.	Exchange Traded	61	USD	(1,250,561)	USD	230.00	8/21/2020	(3,172)
Oracle Corp.	Exchange Traded	237	USD	(1,314,165)	USD	65.00	8/21/2020	(711)
Oracle Corp.	Exchange Traded	248	USD	(1,375,160)	USD	65.00	9/18/2020	(2,232)
Philip Morris International, Inc.	Exchange Traded	334	USD	(2,565,454)	USD	92.50	9/18/2020	(2,338)
PPG Industries, Inc.	Exchange Traded	117	USD	(1,259,505)	USD	120.00	8/21/2020	(1,755)
Royal Gold, Inc.	Exchange Traded	95	USD	(1,329,335)	USD	150.00	8/21/2020	(25,840)
Royal Gold, Inc.	Exchange Traded	95	USD	(1,329,335)	USD	150.00	9/18/2020	(54,720)
Schlumberger Ltd.	Exchange Traded	807	USD	(1,463,898)	USD	22.50	8/21/2020	(4,035)
Schlumberger Ltd.	Exchange Traded	748	USD	(1,356,872)	USD	27.50	8/21/2020	(1,496)
Schlumberger Ltd.	Exchange Traded	602	USD	(1,092,028)	USD	30.00	8/21/2020	(602)
Schlumberger Ltd.	Exchange Traded	619	USD	(1,122,866)	USD	30.00	11/20/2020	(7,428)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	216	USD	(1,704,024)	USD	70.00	8/21/2020	(195,480)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	216	USD	(1,704,024)	USD	70.00	10/16/2020	(221,400)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	205	USD	(1,617,245)	USD	75.00	8/21/2020	(100,450)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	177	USD	(1,396,353)	USD	80.00	10/16/2020	(90,093)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	166	USD	(1,309,574)	USD	95.00	9/18/2020	(12,118)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	166	USD	(1,309,574)	USD	95.00	1/15/2021	(54,780)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2020 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Texas Instruments, Inc.	Exchange Traded	96	USD	(1,224,480)	USD	150.00	8/21/2020	(384)
Texas Instruments, Inc.	Exchange Traded	106	USD	(1,352,030)	USD	155.00	9/18/2020	(848)
Travelers Cos., Inc. (The)	Exchange Traded	112	USD	(1,281,504)	USD	150.00	10/16/2020	(6,720)
Truist Financial Corp.	Exchange Traded	349	USD	(1,307,354)	USD	42.50	9/18/2020	(15,007)
Truist Financial Corp.	Exchange Traded	353	USD	(1,322,338)	USD	45.00	12/18/2020	(45,890)
Wells Fargo & Co.	Exchange Traded	351	USD	(851,526)	USD	35.00	8/21/2020	(702)
Wells Fargo & Co.	Exchange Traded	484	USD	(1,174,184)	USD	40.00	10/16/2020	(3,872)
Weyerhaeuser Co.	Exchange Traded	521	USD	(1,448,901)	USD	25.00	8/21/2020	(162,031)
Weyerhaeuser Co.	Exchange Traded	545	USD	(1,515,645)	USD	28.00	10/16/2020	(117,175)
Weyerhaeuser Co.	Exchange Traded	547	USD	(1,521,207)	USD	30.00	10/16/2020	(57,435)
Weyerhaeuser Co.	Exchange Traded	502	USD	(1,396,062)	USD	32.00	10/16/2020	(22,590)
Wheaton Precious Metals Corp.	Exchange Traded	309	USD	(1,678,797)	USD	50.00	8/21/2020	(160,680)
Wheaton Precious Metals Corp.	Exchange Traded	325	USD	(1,765,725)	USD	50.00	9/18/2020	(201,825)
Wheaton Precious Metals Corp.	Exchange Traded	280	USD	(1,521,240)	USD	55.00	8/21/2020	(63,560)
Wheaton Precious Metals Corp.	Exchange Traded	285	USD	(1,548,405)	USD	55.00	9/18/2020	(100,605)
Wheaton Precious Metals Corp.	Exchange Traded	264	USD	(1,434,312)	USD	60.00	9/18/2020	(47,521)
Total Written Options Contracts (Premiums Received ($835,773)								(2,168,519)

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace& Defense	0.10%
Air Freight& Logistics	1.1
Airlines	0.3
Auto Components	0.4
Automobiles	0.4
Banks	4.2
Beverages	2.8
Biotechnology	0.7
Capital Markets	1.3
Chemicals	3.3
Commercial Services& Supplies	2.0
Commodities	9.1
Communications Equipment	0.3
Construction Materials	0.3
Consumer Finance	0.1
Containers& Packaging	0.3
Diversified Financial Services	4.6
Diversified Telecommunication Services	0.1
Electrical Equipment	0.7
Electronic Equipment,Instruments& Components	0.0*
Energy Equipment& Services	0.7
Equity Real Estate Investment Trusts (REITs)	2.2
Food& Staples Retailing	0.8
Food Products	6.8
Foreign Government Securities	0.4
Gas Utilities	0.3
Health Care Equipment& Supplies	0.1
Health Care Providers& Services	2.2
Hotels, Restaurants& Leisure	1.9
Household Durables	1.4
Household Products	2.5
Industrial Conglomerates	2.4
Insurance	2.8
IT Services	0.2
Life Sciences Tools& Services	0.0*
Machinery	2.4
Media	0.5
Metals& Mining	2.8
Multiline Retail	0.1
Oil, Gas& Consumable Fuels	4.6
Personal Products	2.1
Pharmaceuticals	2.4
Professional Services	0.1
Real Estate Management& Development	1.9
Road& Rail	0.5
Semiconductors& Semiconductor Equipment	2.5
Software	2.0
Specialty Retail	0.2
Technology Hardware, Storage& Peripherals	1.4
Textiles, Apparel& Luxury Goods	1.0
Tobacco	5.1
Trading Companies& Distributors	1.7
U.S. Treasury Obligations	7.4
Wireless Telecommunication Services	0.5
Short-Term Investments	4.0
Total Investments	100.0%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 81.4%

Australia - 0.7%
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	1,721,000	1,712,395

Canada - 3.2%
Clearwater Seafoods, Inc.
6.88%, 5/1/2025(a)	2,516,000	2,553,740
Kinross Gold Corp.
4.50%, 7/15/2027	1,868,000	2,133,036
Open Text Corp.
5.88%, 6/1/2026(a)	94,000	99,847
3.88%, 2/15/2028(a)	190,000	198,491
Precision Drilling Corp.
7.75%, 12/15/2023	2,068,000	1,551,000
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	634,000	656,057
		7,192,171
Chile - 0.1%
VTR Comunicaciones SpA
5.13%, 1/15/2028(a)	200,000	212,500

Germany - 2.3%
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026(a)(b)	3,730,000	3,795,275
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027(a)(b)	1,280,244	1,334,654
		5,129,929
Singapore - 0.4%
Avation Capital SA
6.50%, 5/15/2021(a)	1,216,000	896,800

South Korea - 0.5%
MagnaChip Semiconductor Corp.
6.63%, 7/15/2021(c)	1,138,000	1,129,750

United Kingdom - 1.2%
EnQuest plc
7.00%, 4/15/2022(b)(d)	5,070,420	2,751,717

United States - 73.0%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	3,948,000	4,046,700
Adient US LLC
9.00%, 4/15/2025(a)	439,000	488,936
American Airlines, Inc.
11.75%, 7/15/2025(a)	2,363,000	2,056,424
AMN Healthcare, Inc.
5.13%, 10/1/2024(a)	4,297,000	4,361,455
Antero Resources Corp.
5.63%, 6/1/2023	6,341,000	4,550,872
Aramark Services, Inc.
5.00%, 4/1/2025(a)	623,000	640,133
6.38%, 5/1/2025(a)	1,163,000	1,228,512
4.75%, 6/1/2026	1,556,000	1,548,220
5.00%, 2/1/2028(a)	57,000	57,356
B&G Foods, Inc.
5.25%, 4/1/2025	1,152,000	1,203,990
Ball Corp.
5.00%, 3/15/2022	1,163,000	1,218,242
Boyd Gaming Corp.
8.63%, 6/1/2025(a)	726,000	800,328
4.75%, 12/1/2027(a)	872,000	838,210
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	168,000	175,560
4.13%, 6/30/2028(a)	1,000,000	1,040,000
Carnival Corp.
3.95%, 10/15/2020	1,321,000	1,307,790
11.50%, 4/1/2023(a)	1,156,000	1,257,925
CCO Holdings LLC
5.88%, 4/1/2024(a)	2,188,000	2,263,924
Centene Corp.
5.38%, 8/15/2026(a)	279,000	298,530
4.63%, 12/15/2029	1,228,000	1,369,539
3.38%, 2/15/2030	190,000	201,816
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,984,000	2,055,920
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	306,000	323,212
4.25%, 5/1/2028(a)	632,000	668,340
Chemours Co. (The)
6.63%, 5/15/2023	2,202,000	2,213,010
Cinemark USA, Inc.
8.75%, 5/1/2025(a)	288,000	296,640
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	2,403,000	2,414,294
7.00%, 6/15/2025(a)	2,203,000	2,263,583
CNH Industrial Capital LLC
3.88%, 10/15/2021	1,559,000	1,607,133
CommScope, Inc.
5.50%, 3/1/2024(a)	2,250,000	2,336,670
Crestwood Midstream Partners LP
6.25%, 4/1/2023(c)	873,000	844,627
Crown Americas LLC
4.50%, 1/15/2023	3,692,000	3,896,980
4.75%, 2/1/2026	1,844,000	1,924,177
Dana, Inc.
5.38%, 11/15/2027	1,255,000	1,322,770
DaVita, Inc.
4.63%, 6/1/2030(a)	580,000	617,149
DCP Midstream Operating LP
4.75%, 9/30/2021(a)	5,186,000	5,284,015
Dell International LLC
7.13%, 6/15/2024(a)	4,740,000	4,921,115
Delta Air Lines, Inc.
7.38%, 1/15/2026	1,528,000	1,514,469
Energizer Holdings, Inc.
6.38%, 7/15/2026(a)	2,887,000	3,077,340

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
4.75%, 6/15/2028(a)	8,000	8,581
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	1,578,000	1,550,385
Fair Isaac Corp.
4.00%, 6/15/2028(a)	1,669,000	1,745,774
FirstCash, Inc.
5.38%, 6/1/2024(a)	1,596,000	1,638,454
Ford Motor Co.
8.50%, 4/21/2023	1,169,000	1,297,789
Ford Motor Credit Co. LLC
5.09%, 1/7/2021	1,233,000	1,239,412
GameStop Corp.
10.00%, 3/15/2023(a)	1,342,000	1,194,528
G-III Apparel Group Ltd.
7.88%, 8/15/2025(a)	1,821,000	1,836,934
GLP Capital LP
REIT, 5.25%, 6/1/2025	3,627,000	3,906,642
HCA, Inc.
5.88%, 5/1/2023	1,470,000	1,613,325
3.50%, 9/1/2030	607,000	637,859
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(a)	2,720,000	2,815,200
4.38%, 9/15/2027(a)	306,000	323,595
International Game Technology plc
5.25%, 1/15/2029(a)	967,000	988,071
IQVIA, Inc.
5.00%, 10/15/2026(a)	800,000	843,984
5.00%, 5/15/2027(a)	1,075,000	1,147,227
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(a)	1,303,000	1,366,521
JBS USA LUX SA
6.75%, 2/15/2028(a)	1,993,000	2,227,177
Kaiser Aluminum Corp.
6.50%, 5/1/2025(a)	292,000	309,520
4.63%, 3/1/2028(a)	1,312,000	1,306,096
KFC Holding Co.
5.00%, 6/1/2024(a)	3,845,000	3,938,434
Koppers, Inc.
6.00%, 2/15/2025(a)	1,389,000	1,430,670
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,939,000	2,031,102
4.88%, 11/1/2026(a)	388,000	407,400
4.88%, 5/15/2028(a)	581,000	652,899
Lennar Corp.
2.95%, 11/29/2020	515,000	512,868
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	589,000	614,032
Men's Wearhouse, Inc. (The)
7.00%, 7/1/2022(e)	1,613,000	36,292
Meredith Corp.
6.88%, 2/1/2026	3,382,000	2,937,943
MGIC Investment Corp.
5.75%, 8/15/2023	470,000	493,500
Mileage Plus Holdings LLC
6.50%, 6/20/2027(a)	592,428	613,163
Moog, Inc.
4.25%, 12/15/2027(a)	155,000	158,455
NGL Energy Partners LP
7.50%, 11/1/2023	711,000	561,690
NortonLifeLock, Inc.
4.20%, 9/15/2020	3,442,000	3,446,302
3.95%, 6/15/2022	459,000	473,344
Pilgrim's Pride Corp.
5.75%, 3/15/2025(a)	1,021,000	1,046,525
5.88%, 9/30/2027(a)	638,000	674,685
Plantronics, Inc.
5.50%, 5/31/2023(a)	1,464,000	1,383,773
Post Holdings, Inc.
4.63%, 4/15/2030(a)	1,215,000	1,278,787
Powdr Corp.
6.00%, 8/1/2025(a)	152,000	155,420
Radian Group, Inc.
4.50%, 10/1/2024	645,000	648,225
Royal Caribbean Cruises Ltd.
2.65%, 11/28/2020	1,438,000	1,420,025
10.88%, 6/1/2023(a)	1,163,000	1,225,822
SBA Communications Corp.
REIT, 4.88%, 9/1/2024	2,928,000	3,008,520
REIT, 3.88%, 2/15/2027(a)	609,000	630,315
Sealed Air Corp.
4.88%, 12/1/2022(a)	4,173,000	4,371,218
4.00%, 12/1/2027(a)	1,252,000	1,295,820
Shea Homes LP
4.75%, 2/15/2028(a)	1,668,000	1,749,982
Silversea Cruise Finance Ltd.
7.25%, 2/1/2025(a)	1,488,000	1,435,920
Spectrum Brands, Inc.
5.75%, 7/15/2025	2,968,000	3,057,040
Sprint Communications, Inc.
7.00%, 8/15/2020	2,240,000	2,243,808
6.00%, 11/15/2022	1,026,000	1,106,798
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,405,540
5.75%, 1/15/2028(a)	918,000	1,030,648
Teleflex, Inc.
4.63%, 11/15/2027	1,005,000	1,086,676
4.25%, 6/1/2028(a)	58,000	62,133
T-Mobile USA, Inc.
6.00%, 4/15/2024	973,000	995,953
Valvoline, Inc.
4.38%, 8/15/2025	3,874,000	4,004,748
VICI Properties LP
REIT, 4.25%, 12/1/2026(a)	245,000	252,350
REIT, 3.75%, 2/15/2027(a)	305,000	307,288
REIT, 4.13%, 8/15/2030(a)	305,000	308,660
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,523,000	4,552,445
7.13%, 6/15/2025(a)	1,542,000	1,692,175
7.25%, 6/15/2028(a)	1,850,000	2,021,125
Western Digital Corp.
4.75%, 2/15/2026	1,850,000	2,011,875
WW International, Inc.
8.63%, 12/1/2025(a)	1,968,000	2,076,929
Yum! Brands, Inc.

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Schedule of Investments
July 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
7.75%, 4/1/2025(a)	144,000	161,640
		165,543,942
TOTAL CORPORATE BONDS (COST $184,131,589)		184,569,204

Investments	Shares	Value ($)
COMMON STOCKS - 5.7%

United States - 5.7%
Southeastern Grocers, Inc.*‡(f) (Cost $7,600,229)	249,597	12,784,358

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 5.2%

United States - 5.2%
BI-LO Holding Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 9.00%, 5/31/2024‡(g)	4,712,372	4,688,810
BJ’s Wholesale Club, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.18%, 2/3/2024(g)	2,763,077	2,724,145
Osum Production Corp., 1st Lien Term Loan B-EXT
(ICE LIBOR USD 3 Month + 7.50%), 8.50%, 7/31/2022‡(g)	5,332,313	4,425,820
		11,838,775
TOTAL LOAN ASSIGNMENTS (COST $12,572,250)		11,838,775

SHORT-TERM INVESTMENTS - 7.0%

COMMERCIAL PAPER - 7.0%
Entergy Corp.
0.20%, 8/3/2020(a)(h)	4,106,000	4,105,923
General Motors Financial Co., Inc.
0.60%, 8/3/2020(h)	4,954,000	4,953,749
Hitachi Capital America Corp.
0.15%, 8/3/2020(h)	2,737,000	2,736,965
Total Capital SA
0.08%, 8/3/2020(a)(h)	4,105,000	4,104,972
TOTAL COMMERCIAL PAPER (Cost $15,901,748)		15,901,609

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(i)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01%(j) (Cost $1,782)	1,782	1,782

TOTAL SHORT-TERM INVESTMENTS (Cost $15,903,530)		15,903,391

Total Investments - 99.3% (Cost $220,207,598)		225,095,728
Other Assets Less Liabilities - 0.7%		1,620,149
Net Assets - 100.0%		226,715,877

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at July 31, 2020 amounted to $117,141,962, which represents approximately 51.67% of net assets of the Fund.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2020.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Defaulted security.
(f)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $12,784,358, which represents approximately 5.64% of net assets of the Fund.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2020.
(h)	The rate shown was the current yield as of July 31, 2020.
(i)	Represents less than 0.05% of net assets.
(j)	Represents 7-day effective yield as of July 31, 2020.

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Schedule of Investments
July 31, 2020 (unaudited)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.6%
Airlines	1.9
Auto Components	3.1
Automobiles	0.6
Chemicals	4.1
Commercial Services & Supplies	3.6
Communications Equipment	1.6
Consumer Finance	1.6
Containers & Packaging	5.6
Diversified Consumer Services	0.9
Diversified Telecommunication Services	2.2
Energy Equipment & Services	0.7
Entertainment	0.1
Equity Real Estate Investment Trusts (REITs)	4.3
Food & Staples Retailing	7.8
Food Products	5.4
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	2.1
Health Care Technology	0.9
Hotels, Restaurants & Leisure	5.9
Household Durables	3.0
Household Products	2.8
Life Sciences Tools & Services	0.4
Machinery	0.7
Media	2.0
Metals & Mining	1.7
Oil, Gas & Consumable Fuels	10.1
Professional Services	1.9
Retail - Consumer Staples	1.2
Semiconductors & Semiconductor Equipment	0.5
Software	2.6
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	3.1
Textiles, Apparel & Luxury Goods	0.8
Thrifts & Mortgage Finance	0.5
Trading Companies & Distributors	3.6
Wireless Telecommunication Services	2.0
Short-Term Investments	7.0
Total Investments	99.3%

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2020 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 96.3%

Aerospace & Defense - 4.6%
General Dynamics Corp.(a)	216,205	31,725,922

Biotechnology - 5.4%
Biogen, Inc.*(a)	57,300	15,739,737
Halozyme Therapeutics, Inc.*(a)	780,300	21,216,357
		36,956,094
Capital Markets - 8.7%
Intercontinental Exchange, Inc.(a)	277,627	26,868,741
KKR & Co., Inc., Class A(a)	929,569	32,878,856
		59,747,597
Construction Materials - 5.4%
Martin Marietta Materials, Inc.(a)	177,052	36,681,633

Containers & Packaging - 9.8%
Ball Corp.(a)	908,032	66,858,396

Diversified Consumer Services - 11.4%
frontdoor, Inc.*(a)	698,999	29,354,463
ServiceMaster Global Holdings, Inc.*(a)	1,191,242	48,709,886
		78,064,349
Food Products - 7.8%
Post Holdings, Inc.*(a)	601,216	53,351,908

Health Care Providers & Services - 10.2%
DaVita, Inc.*(a)	152,600	13,335,714
Laboratory Corp. of America Holdings*(a)	291,152	56,169,044
		69,504,758
Hotels, Restaurants & Leisure - 6.8%
Restaurant Brands International, Inc. (Canada)(a)	430,200	24,314,904
Wyndham Destinations, Inc.(a)	828,732	22,044,271
		46,359,175
Insurance - 6.0%
Aon plc, Class A(a)	201,790	41,411,344

Interactive Media & Services - 4.4%
Zillow Group, Inc., Class C*(a)	445,500	30,467,745

Pharmaceuticals - 5.3%
Innoviva, Inc.*(a)	2,025,297	27,432,648
Mylan NV*	550,231	8,864,221
		36,296,869
Specialty Retail - 5.6%
AutoZone, Inc.*(a)	31,600	38,154,472

Technology Hardware, Storage & Peripherals - 4.9%
HP, Inc.(a)	1,907,164	33,527,943

TOTAL COMMON STOCKS (Cost $523,210,214)		659,108,205

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 5.0%

INVESTMENT COMPANIES - 5.0%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.01%(b) (Cost $34,428,508)	34,428,508	34,428,508

Total Investments - 101.3% (Cost $557,638,722)		693,536,713
Liabilities in excess of other assets - (1.3%)		(8,898,276)
Net Assets - 100.0%		684,638,437

*	Non-income producing security.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Represents 7-day effective yield as of July 31, 2020.

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2020 (unaudited)

Written Call Options Contracts as of July 31, 2020

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Aon plc	Exchange Traded	1,482	USD (30,413,604)	USD 200.00	8/21/2020	(973,674)
AutoZone, Inc.	Exchange Traded	116	USD (14,006,072)	USD 1,150.00	8/21/2020	(757,480)
AutoZone, Inc.	Exchange Traded	100	USD (12,074,200)	USD 1,200.00	8/21/2020	(307,000)
AutoZone, Inc.	Exchange Traded	100	USD (12,074,200)	USD 1,210.00	8/21/2020	(272,500)
Ball Corp.	Exchange Traded	4,214	USD (31,027,682)	USD 70.00	8/21/2020	(1,769,880)
Ball Corp.	Exchange Traded	3,599	USD (26,499,437)	USD 72.50	8/21/2020	(863,760)
Ball Corp.	Exchange Traded	900	USD (6,626,700)	USD 75.00	8/21/2020	(153,000)
Biogen, Inc.	Exchange Traded	123	USD (3,378,687)	USD 275.00	8/21/2020	(88,560)
Biogen, Inc.	Exchange Traded	199	USD (5,466,331)	USD 280.00	8/21/2020	(109,450)
Biogen, Inc.	Exchange Traded	51	USD (1,400,919)	USD 285.00	8/21/2020	(20,910)
DaVita, Inc.	Exchange Traded	189	USD (1,651,671)	USD 80.00	8/21/2020	(137,592)
DaVita, Inc.	Exchange Traded	1,337	USD (11,684,043)	USD 85.00	8/21/2020	(441,210)
frontdoor, Inc.	Exchange Traded	426	USD (1,788,987)	USD 44.00	8/21/2020	(73,485)
frontdoor, Inc.	Exchange Traded	3,414	USD (14,337,093)	USD 45.00	8/21/2020	(392,610)
General Dynamics Corp.	Exchange Traded	175	USD (2,567,950)	USD 145.00	8/21/2020	(73,500)
General Dynamics Corp.	Exchange Traded	1,690	USD (24,799,060)	USD 150.00	8/21/2020	(375,180)
Halozyme Therapeutics, Inc.	Exchange Traded	3,372	USD (9,168,468)	USD 24.00	9/18/2020	(1,298,220)
Halozyme Therapeutics, Inc.	Exchange Traded	500	USD (1,359,500)	USD 25.00	8/21/2020	(133,750)
Halozyme Therapeutics, Inc.	Exchange Traded	1,542	USD (4,192,698)	USD 25.00	9/18/2020	(478,020)
Halozyme Therapeutics, Inc.	Exchange Traded	923	USD (2,509,637)	USD 26.00	8/21/2020	(182,293)
Halozyme Therapeutics, Inc.	Exchange Traded	1,466	USD (3,986,054)	USD 27.00	8/21/2020	(193,512)
HP, Inc.	Exchange Traded	623	USD (1,095,234)	USD 17.00	8/21/2020	(66,661)
HP, Inc.	Exchange Traded	2,667	USD (4,688,586)	USD 18.00	8/21/2020	(144,018)
Innoviva, Inc.	Exchange Traded	498	USD (674,541)	USD 15.00	9/18/2020	(17,430)
Intercontinental Exchange, Inc.	Exchange Traded	1,742	USD (16,859,076)	USD 95.00	8/21/2020	(505,180)
KKR & Co., Inc.	Exchange Traded	1,078	USD (3,812,886)	USD 31.00	8/21/2020	(490,490)
KKR & Co., Inc.	Exchange Traded	3,599	USD (12,729,663)	USD 34.00	8/21/2020	(719,800)
KKR & Co., Inc.	Exchange Traded	4,051	USD (14,328,387)	USD 35.00	8/21/2020	(554,987)
Laboratory Corp. of America Holdings	Exchange Traded	633	USD (12,211,836)	USD 190.00	8/21/2020	(441,834)
Laboratory Corp. of America Holdings	Exchange Traded	2,137	USD (41,227,004)	USD 195.00	8/21/2020	(886,855)
Martin Marietta Materials, Inc.	Exchange Traded	1,445	USD (29,937,510)	USD 220.00	8/21/2020	(216,750)
Post Holdings, Inc.	Exchange Traded	666	USD (5,910,084)	USD 90.00	8/21/2020	(133,200)
Restaurant Brands International, Inc.	Exchange Traded	710	USD (4,012,920)	USD 55.00	8/21/2020	(220,100)
Restaurant Brands International, Inc.	Exchange Traded	2,235	USD (12,632,220)	USD 57.50	8/21/2020	(335,250)
ServiceMaster Global Holdings, Inc.	Exchange Traded	1,732	USD (7,082,148)	USD 35.00	8/21/2020	(1,021,880)
ServiceMaster Global Holdings, Inc.	Exchange Traded	2,416	USD (9,879,024)	USD 40.00	8/21/2020	(616,080)
Wyndham Destinations, Inc.	Exchange Traded	3,112	USD (8,277,920)	USD 30.00	8/21/2020	(171,160)
Zillow Group, Inc.	Exchange Traded	3,202	USD (21,898,478)	USD 60.00	8/21/2020	(3,121,950)
Zillow Group, Inc.	Exchange Traded	328	USD (2,243,192)	USD 65.00	8/21/2020	(214,840)
Total Written Options Contracts (Premiums Received ($22,295,719))						(18,974,051)

Abbreviations

USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	4.6%
Biotechnology	5.4
Capital Markets	8.7
Construction Materials	5.4
Containers & Packaging	9.8
Diversified Consumer Services	11.4
Food Products	7.8
Health Care Providers & Services	10.2
Hotels, Restaurants & Leisure	6.8
Insurance	6.0
Interactive Media & Services	4.4
Pharmaceuticals	5.3
Specialty Retail	5.6
Technology Hardware, Storage & Peripherals	4.9
Short-Term Investments	5.0
Total Investments	101.3%

See Notes to Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund (formerly named First Eagle High Yield Fund) and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities. On August 14, 2020 as of close of business, the First Eagle Fund of America revised its investment objective to add current income and will seek to achieve such objective by investing primarily in domestic stocks, and to a lesser extent, debt and foreign equity instruments.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares.

Class Y shares on First Eagle Fund of America are closed to new investors, subject to certain limited exceptions. Additional information can be found in the Fund’s prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group, Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2020, the First Eagle Global Cayman Fund, Ltd. has $5,105,676,085 in net assets, representing 11.83% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2020, the First Eagle Overseas Cayman Fund, Ltd. has $1,281,614,182 in net assets, representing 10.15% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2020, the First Eagle U.S. Value Cayman Fund, Ltd. has $184,182,829 in net assets, representing 15.45% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2020, the First Eagle Gold Cayman Fund, Ltd. has $519,718,822 in net assets, representing 21.22% of the Gold Fund’s net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation and Liquidity Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2020:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$19,629,069,255	$13,793,186,083 (a)	$–		$33,422,255,338
Corporate Bond	–	–	5,631,010	(b)	5,631,010
Commodity *	–	5,707,025,394	–		5,707,025,394
Foreign Government Securities	–	690,394,008	–		690,394,008
Short-Term Investments	63,954	3,310,011,010	–		3,310,074,964
Total	$19,629,133,209	$23,500,616,495	$5,631,010		$43,135,380,714

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(17,169,132)	$–		$(17,169,132)
Total	$–	$(17,169,132)	$–		$(17,169,132)

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2020 was as follows:

	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance —market value	$5,494,335	$—	^	$5,494,335
Purchases(1)	—	—		—
Sales(2)	—	—	^	—
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	—		—
Accrued discounts/ (premiums)	29,657	—		29,657
Realized Gains (Losses)	—	—		—
Change in Unrealized Appreciation (Depreciation)	107,018	—		107,018
Ending Balance — market value	$5,631,010	$—		$5,631,010
Change in unrealized gains or (losses) relating to assets still held at reporting date	$107,018	$—		$107,018

^ Fair value represents zero.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets:†
Common Stocks	$1,867,789,856	$7,362,608,302 (a)	$12,349,791	$9,242,747,949
Commodity *	–	1,675,418,430	–	1,675,418,430
Foreign Government Securities	–	281,961,218	–	281,961,218
Short-Term Investments	20,649	1,395,286,906	–	1,395,307,555
Total	$1,867,810,505	$10,715,274,856	$12,349,791	$12,595,435,152

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(8,226,718)	$–	$(8,226,718)
Total	$–	$(8,226,718)	$–	$(8,226,718)

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2020 was as follows:

Common Stocks
Beginning Balance —market value	$19,770,997
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(7,421,206)
Ending Balance — market value	$12,349,791
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(7,421,206)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks	$12,349,791	Market Comparable Companies	Enterprise Value Multiple	0.26x - 12.46x (5.08x)
Total	$12,349,791

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total
Assets:†
Common Stocks	$905,927,641	$8,173,530	(a)	$–		$914,101,171
Corporate Bonds	–	18,913,611		618,000	(b)	19,531,611
Commodity *	–	184,186,019		–		184,186,019
Master Limited Partnership	4,516,970	–		–		4,516,970
Short-Term Investments	21,940	53,331,076		–		53,353,016
Total	$910,466,551	$264,604,236		$618,000		$1,175,688,787

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2020 was as follows:

Corporate Bonds
Beginning Balance —market value	$603,000
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	3,405
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	11,595
Ending Balance — market value	$618,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$11,595

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3‡	Total
Assets:†
Common Stocks	$1,365,761,268	$168,731,475	(a)	$–	$1,534,492,743
Commodities *	–	519,756,447		–	519,756,447
Right	5,707,782	–		–	5,707,782
Short-Term Investments	17,899	391,355,794		–	391,373,693
Warrant	–	–		1,194,450	1,194,450
Total	$1,371,486,949	$1,079,843,716		$1,194,450	$2,452,525,115

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold and silver bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2020 was as follows:

	Rights		Warrants	Total Value
Beginning Balance —market value	$2,027,354		$—	$2,027,354
Purchases(1)	—		396,225	396,225
Sales(2)	—		—	—
Transfer In — Level 3	—		—	—
Transfer Out — Level 3	(2,027,354	)(a)	—	(2,027,354)
Accrued discounts/ (premiums)	—		—	—
Realized Gains (Losses)	—		—	—
Change in Unrealized Appreciation (Depreciation)	—		798,225	798,225
Ending Balance — market value	$—		$1,194,450	$1,194,450
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—		$798,225	$798,225

(a) Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
			Delta	-0.27 - 0.76 (0.245)
Warrants	$1,194,450	Volatility Model Proxy	Vega	0.00 - 0.03 (0.15)
			Gamma	-0.03 - 0.11 (0.04)
			Rho	0.03 - 0.03 (0.03)
Total	$1,194,450

First Eagle Global Income Builder Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$313,643,237	$417,375,226 (a)	$–		$731,018,463
Corporate Bonds	–	219,409,731	105,111	(b)	219,514,842
Closed End Fund	–	9,383,234	–		9,383,234
Commodity *	–	114,079,292	–		114,079,292
Foreign Government Securities	–	5,118,584	–		5,118,584
Loan Assignments	–	–	13,213,931	(b)	13,213,931
Master Limited Partnership	4,778,066	–	–		4,778,066
Preferred Stocks	14,841,093	–	–		14,841,093
Short-Term Investments	3,432	50,838,748	–		50,842,180
U.S. Treasury Obligations	–	92,665,173	–		92,665,173
Total	$333,265,828	$908,869,988	$13,319,042		$1,255,454,858

Liabilities:
Written Options (Sold Short)	$(2,168,519)	$–	$–		$(2,168,519)
Forward Foreign Currency Exchange Contracts**	–	(481,371)	–		(481,371)
Total	$(2,168,519)	$(481,371)	$–		$(2,649,890)

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2020 was as follows:

	Loan Assignments	Corporate Bonds	Total Value
Beginning Balance —market value	$13,929,307	—	$13,929,307
Purchases(1)	44,430	—	44,430
Sales(2)	(1,368,055)	—	(1,368,055)
Transfer In — Level 3	—	113,279 (a)	113,279
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	(37,429)	51	(37,378)
Realized Gains (Losses)	19,708	—	19,708
Change in Unrealized Appreciation (Depreciation)	625,970	(8,219)	617,751
Ending Balance — market value	$13,213,931	105,111	$13,319,042
Change in unrealized gains or (losses) relating to assets still held at reporting date	$625,970	$(8,219)	$617,751

(a) Transfers from Level 2 to Level 3 are due to a decline in market activity, e.g., frequency of trades,  which resulted in a lack of available market inputs to determine price.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund (formerly named First Eagle High Yield Fund)

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stock	$–	$–	$12,784,358		$12,784,358
Corporate Bonds	–	184,569,204	–		184,569,204
Loan Assignments	–	2,724,145	9,114,630	(a)	11,838,775
Short-Term Investments	1,782	15,901,609	–		15,903,391
Total	$1,782	$203,194,958	$21,898,988		$225,095,728

(a) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

Fair Value Level 3 activity for the nine-month period ended July 31, 2020 was as follows:

	Common Stocks	Loan Assignments	Total Value
Beginning Balance —market value	$8,853,633	$10,406,958	$19,260,591
Purchases(1)	—	122,054	122,054
Sales(2)	(376,920)	(1,649,223)	(2,026,143)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	—	(133,318)	(133,318)
Realized Gains (Losses)	121,871	38,165	160,036
Change in Unrealized Appreciation (Depreciation)	4,185,774	329,994	4,515,768
Ending Balance — market value	$12,784,358	$9,114,630	$21,898,988
Change in unrealized gains or (losses) relating to assets still held at reporting date	4,185,774	329,994	4,515,768

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
			Indicative Broker Quotes (Mid)	$48.50 - $48.50 ($48.50)
Common Stocks	$12,784,358	Market Comparable Companies	Enterprise Value Multiple	4.82x - 6.85x (5.93x)
Total	$12,784,358

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$659,108,205	$–	$–	$659,108,205
Short-Term Investments	34,428,508	–	–	34,428,508
Total	$693,536,713	$–	$–	$693,536,713

Liabilities:
Written Options (Sold Short)	$(18,974,051)	$–	$–	$(18,974,051)
Total	$(18,974,051)	$–	$–	$(18,974,051)

† See Schedule of Investments for additional detailed categorizations.

c)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Income Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the nine-month period ended July 31, 2020, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	FIRST EAGLE GLOBAL FUND	FIRST EAGLE OVERSEAS FUND	FIRST EAGLE GLOBAL INCOME BUILDER FUND	FIRST EAGLE HIGH INCOME FUND
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$334,974,870	$156,556,096	$8,777,578	$4,263,311
Average Settlement Value — Sold	1,534,248,343	737,813,359	40,095,934	4,258,575

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At July 31, 2020, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$17,169,132	$36,959,333	$(10,585,553)

First Eagle Overseas Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$8,226,718	$19,156,071	$(7,102,045)

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$481,371	$683,330	$(42,001)

First Eagle High Income Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$–	$(4,736)	$4,736

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of July 31, 2020:

First Eagle Global Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$8,359,999	$–	$(8,359,999)	$–
JPMorgan Chase Bank	8,809,133	–	(8,809,133)	–
	$17,169,132	$–	$(17,169,132)	$–

First Eagle Overseas Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$4,017,271	$–	$(4,017,271)	$–
JPMorgan Chase Bank	4,209,447	–	(4,209,447)	–
	$8,226,718	$–	$(8,226,718)	$–

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$237,741	$–	$(237,741)	$–
JPMorgan Chase Bank	243,630	–	(243,630)	–
	$481,371	$–	$(481,371)	$–

*The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write "covered" call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of July 31, 2020, portfolio securities valued at $67,757,070 and $ 432,094,404 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund and First Eagle Fund of America, respectively.

For the nine-month period ended July 31, 2020, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

	First Eagle Global Income Builder Fund	First Eagle Fund Of America
Options Contracts:
Average Number of Contracts - Purchased	$-	$8,571
Average Number of Contracts - Written	6,703	60,804

At July 31, 2020, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$–	$2,168,519	$344,018	$(1,332,746)

First Eagle Fund of America

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$–	$18,974,051	$(21,515,698)	$3,611,843
Equity - Purchased options	-	-	(372,558)	6,155,458